As filed with the Securities and Exchange             Registration No. 33-34370*
Commission on February 12, 1998                       Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 33 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on February 17, 1998 pursuant to paragraph (b) of Rule 485
     --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET



                                                                             LOCATION - PROSPECTUS DATED NOVEMBER 28, 1997,
     FORM N-4                                                                       AND AS AMENDED FEBRUARY 17, 1998
     ITEM NO.                        PART A (PROSPECTUS)

        1           Cover Page...........................................   Cover Page, and as amended

        2           Definitions..........................................   Definitions, and as amended

        3           Synopsis.............................................   Prospectus Summary, and as amended; Fee Table,
                                                                            and as amended

        4           Condensed Financial Information......................   Condensed Financial Information, and as amended

        5           General Description of Registrant, Depositor, and       The Company; Variable Annuity Account B; The
                    Portfolio Companies..................................   Funds, and as amended

        6           Deductions and Expenses..............................   Charges and Deductions, and as amended;
                                                                            Distribution

        7           General Description of Variable Annuity Contracts....   Purchase, and as amended; Miscellaneous,
                                                                            and as amended

        8           Annuity Period.......................................   Annuity Period, and as amended

        9           Death Benefit........................................   Death Benefit During Accumulation Period; Death
                                                                            Benefit Payable During the Annuity Period

        10          Purchases and Contract Value.........................   Purchase, and as amended; Contract Valuation,
                                                                            and as amended

        11          Redemptions..........................................   Right to Cancel; Withdrawals, and as amended

        12          Taxes................................................   Tax Status, and as amended

        13          Legal Proceedings....................................   Miscellaneous - Legal Matters and Proceedings,
                                                                            and as amended

        14          Table of Contents of the Statement of Additional        Contents of the Statement of Additional
                    Information..........................................   Information







     FORM N-4                        PART B (STATEMENT OF                    LOCATION - STATEMENT OF ADDITIONAL INFORMATION
     ITEM NO.                       ADDITIONAL INFORMATION)

        15          Cover Page...........................................    Cover page

        16          Table of Contents....................................    Table of Contents

        17          General Information and History......................    General Information and History

        18          Services.............................................    General Information and History; Independent
                                                                             Auditors

        19          Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

        20          Underwriters.........................................    Offering and Purchase of Contracts

        21          Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                             Quotations

        22          Annuity Payments.....................................    Annuity Payments

        23          Financial Statements.................................    Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B


The Prospectus is incorporated into Part A of this Post-Effective Amendment No. 33 by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on November 26, 1997 (Accession No. 0000950146-97-001802). A Supplement dated February 17, 1998 to the Prospectus is included in this Post-Effective Amendment No. 33. The Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 33.

                        Supplement dated February 17, 1998
                      to Prospectus Dated November 28, 1997
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
                               Aetna Marathon Plus


The prospectus dated May 1, 1997 and amended on November 28, 1997, is amended as follows:

1.  The cover page is amended to:

 a. Add references to "Roth IRAs" and Section 408A of the Internal Revenue Code, subject to approval by state regulatory agencies, in (2) of the opening paragraph.

 b. Add "In most states," to the beginning of the second paragraph. Add the following sentence after the first sentence: "In certain states, Purchase Payments may be allocated to the Fixed Account when the Guaranteed Account is not available."

 c. Add the following sentence in the paragraph following the list of investment options: "The Fixed Account is described in a separate Appendix to this Prospectus."

 d. The name of Calvert Responsibly Invested Balanced Portfolio is changed to Calvert Social Balanced Portfolio.

2. The definitions listed below are added or amended to describe a Contract offered as a Roth IRA or to describe a Fixed Account.

    Contract Year: The number of completed years since the date of the first payment under an individual Contract or to an Account under a group Contract.

    Fixed Account: A fixed interest option available in certain states which is described in an Appendix to this Prospectus. Amounts allocated to the Fixed Account are included in the Account Value.

    Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b) or 408A.

    Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 401(a), 403(b), 408(b), 408A or 457.

    Roth IRA: An Individual Retirement Annuity intended to qualify under Code
    Section 408A.

3.  The Prospectus Summary is amended as follows:

    a. Contracts Offered is amended to add "including Roth IRAs" after "("IRAs")" in (2) of paragraph one:

    b. Free Look Period is amended to add the following sentence at the end of the paragraph:

       If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced to facilitate the rollover to this Contract, the Purchase Payment will be restored to the contract from which it came.

    c. Investment Options is amended to add "or Fixed Account" after "Guaranteed Account" in the first paragraph. A third paragraph is added to read: "The Fixed Account is an option available under the Contract which allows you to earn a fixed rate of interest. (See the Appendix to this Prospectus.)"

    d. Transfers is amended to add "or Fixed Account" after "Guaranteed Account" in the first sentence. In the second paragraph, the following sentence is added after the second sentence: "In a Contract with a Fixed Account, the Fixed Account is only available for dollar cost averaging from the Fixed Account to the other investment options over a period not to exceed 12 months."

    e. Taxes is amended to read as follows:

    Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. Special rules apply to distributions from a Roth IRA. (See "Tax Status.")


X.34370-97-1

4. The section entitled "Fee Table" is amended to add the following information applicable to Roth IRAs:

    CONTRACT HOLDER TRANSACTION EXPENSES

    Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn). If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.

    Completed Contract Years

    Less than 1                       5%
    1 or more but less than 2         4%
    2 or more but less than 3         3%
    3 or more but less than 4         2%
    4 or more but less than 5         1%
    5 or more                         0%
    Annual Maintenance Fee(1)     $30.00
    Transfer Charge(2)            $ 0.00

    SEPARATE ACCOUNT ANNUAL EXPENSES

    (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract)

    During the Accumulation Period
      Mortality and Expense Risk Charge  ......     1.10%(3)
      Administrative Charge  ..................     0.15%
      Total Subaccount Annual Expenses   ......     1.25%
    During the Annuity Period
      Mortality and Expense Risk Charge  ......     1.25%
      Administrative Charge  ..................     0.00%(4)
      Total Subaccount Annual Expenses   ......     1.25%

----------
1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.
2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.
3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions" in the prospectus.
4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.


    ANNUAL EXPENSES OF THE FUNDS--Please refer to Fee Table--2 of the
    Prospectus.

    HYPOTHETICAL ILLUSTRATION (EXAMPLE)

    THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

    The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.005%.


                                                         EXAMPLE A                               EXAMPLE B
                                            If you withdraw the entire Account            If you do not withdraw the
                                          Value at the end of the periods shown,   Account Value, or if you annuitize at
                                           you would pay the following expenses,  the end of the periods shown, you would
                                             including any applicable deferred         pay the following expenses (no
                                                       sales charge:              deferred sales charge is reflected)(1):
                                           1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                           ------   -------   -------   --------   ------   -------   -------   --------
Aetna Variable Fund                        $60      $75       $ 98      $213       $18      $57       $ 98      $213
Aetna Income Shares                        $59      $72       $ 94      $205       $18      $55       $ 94      $205
Aetna Income Variable Encore Fund          $58      $68       $ 87      $191       $16      $51       $ 87      $191
Aetna Investment Advisers Fund, Inc.       $60      $76       $ 99      $215       $19      $58       $ 99      $215
Aetna Ascent Variable Portfolio            $62      $81       $108      $233       $20      $63       $108      $233
Aetna Crossroads Variable Portfolio        $62      $81       $108      $233       $20      $63       $108      $233
Aetna Legacy Variable Portfolio            $62      $81       $108      $233       $20      $63       $108      $233
Aetna Variable Capital Appreciation
Portfolio                                  $62      $81       $108      $233       $20      $63       $108      $233
Aetna Variable Growth Portfolio            $62      $81       $108      $233       $20      $63       $108      $233
Aetna Variable Index Plus Portfolio        $59      $73       $ 95      $207       $18      $55       $ 95      $207
Aetna Variable Small Company Portfolio     $63      $85       $116      $249       $22      $67       $116      $249
Calvert Social Balanced Portfolio
(formerly Calvert Responsibly Invested
Balanced Portfolio)                        $62      $83       $113      $243       $21      $66       $113      $243
Fidelity VIP Equity-Income Portfolio       $60      $76       $ 99      $215       $19      $58       $ 99      $215
Fidelity VIP Growth Portfolio              $61      $79       $105      $227       $20      $61       $105      $227
Fidelity VIP High Income Portfolio         $61      $79       $106      $229       $20      $62       $106      $229
Fidelity VIP Overseas Portfolio            $63      $86       $117      $252       $22      $68       $117      $252
Fidelity VIP II Asset Manager Portfolio    $61      $80       $108      $232       $20      $63       $108      $232
Fidelity VIP Contrafund Portfolio          $61      $80       $108      $232       $20      $63       $108      $232
Fidelity VIP II Index 500 Portfolio        $57      $66       $ 84      $183       $16      $49       $ 84      $183
Janus Aspen Aggressive Growth Portfolio    $62      $81       $109      $234       $20      $63       $109      $234
Janus Aspen Balanced Portfolio             $63      $86       $118      $253       $22      $69       $118      $253
Janus Aspen Flexible Income Portfolio      $62      $83       $113      $243       $21      $66       $113      $243
Janus Aspen Growth Portfolio               $61      $79       $105      $227       $20      $61       $105      $227
Janus Aspen Worldwide Growth Portfolio     $62      $82       $111      $238       $21      $64       $111      $238
MFS Total Return Series                    $64      $88       $121      $259       $23      $70       $121      $259
MFS World Governments Series               $64      $88       $121      $259       $23      $70       $121      $259
Oppenheimer Capital Appreciation Fund      $62      $81       $108      $233       $20      $63       $108      $233
Oppenheimer Global Securities Fund         $62      $83       $111      $239       $21      $65       $111      $239
Oppenheimer Growth & Income Fund           $64      $88       $121      $259       $23      $70       $121      $259
Oppenheimer Strategic Bond Fund            $63      $84       $113      $244       $21      $66       $113      $244
Portfolio Partners MFS Emerging Equities
Portfolio                                  $62      $83       $112      $242       $21      $65       $112      $242
Portfolio Partners MFS Research Growth
Portfolio                                  $63      $84       $113      $244       $21      $66       $113      $244
Portfolio Partners MFS Value Equity
Portfolio                                  $63      $85       $116      $249       $22      $67       $116      $249
Portfolio Partners Scudder International
Growth Portfolio                           $64      $88       $121      $259       $23      $70       $121      $259
Portfolio Partners T. Rowe Price Growth
Equity Portfolio                           $62      $81       $108      $233       $20      $63       $108      $233


----------
(1)This example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A)

 5. The Funds section of Investment Options on page 1 of the Prospectus is amended to add ", or an investment in the Fixed Account in certain Contracts where the Guaranteed Account is not available," after the word "duration" in the last sentence of the first paragraph.

 6. A new section "Fixed Account" is added after Credited Interest Option on page 5 of the Prospectus. It reads:
    "Fixed Account
    In certain states, Purchase Payments may be allocated to the Fixed Account. Through the Fixed Account we guarantee to pay the minimum interest rate specified in the Contract. (See the Appendix)."

 7. The Purchase section of the Prospectus on page 5 is amended to add "including Roth IRAs" after "Annuities" in the first sentence and to add the following to the end of the first paragraph:

    A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted in a Roth IRA Contract. The Roth IRA Contract can also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.

 8. Add the following sentence to the end of Individual Contracts on page 5:

    "However, if the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract."

 9. Add "or Fixed Account" after "Guaranteed Account" in Allocation of Purchase Payments on page 6.

10. In Mortality and Expense Risk Charge on page 6, add the following sentence after the second sentence:

    "If the Contract is issued as a Roth IRA, the mortality and expense risk charge is equal, on an annual basis, to 1.10% of the daily net assets of the Subaccounts."

11. The first two paragraphs under Deferred Sales Charge on page 8 are replaced with the following:

    Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account or Fixed Account and, except for Roth IRAs, is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge on withdrawals from a Roth IRA is based on the number of years which have elapsed from the Account effective date. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below. If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.

    Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal, the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account or the Fixed Account will be treated as described in the Appendices attached to this Prospectus and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.

    The following table applies to Roth IRA Contracts, including those issued in New York.

                                Deferred Sales
Completed Contract Years        Charge Deduction
  Less than 1                   5%
  1 or more but less than 2     4%
  2 or more but less than 3     3%
  3 or more but less than 4     2%
  4 or more but less than 5     1%
  5 or more                     0%

12. Deferred Sales Charge, page 8. In addition to the list of circumstances where a deferred sales charge will not be deducted, a deferred sales charge will not be deducted if the withdrawal is applied as a rollover to certain Roth Individual Retirement Annuities issued by the Company or an affiliate.

13. In Account Value on page 9, add "or the Fixed Account" to the end of the paragraph.

14. In Transfers on page 10 add as the third sentence to the first paragraph:

    "Transfers may be made from the Fixed Account to any of the investment options available subject to certain restrictions. Amounts may not be transferred into the Fixed Account from any of the investment options."

15. In Dollar Cost Averaging on page 10, add "or Fixed Account" after "Guaranteed Term" in the third sentence. Add as the next to the last sentence in the first paragraph: "If Dollar Cost Averaging is stopped with regard to amounts in the Fixed Account, the remaining balance in the Fixed Account will be transferred to the Aetna Variable Encore Fund Subaccount (a money market fund)."

16. Add the following to the end of the first paragraph under Withdrawals on page 10:

    Roth IRAs provide for a tax-free withdrawal of all assets in the Contract, both contributions and earnings, provided the withdrawal is not made within the 5-taxable year period beginning with the first tax year for which a contribution was made, and the distribution is made after attainment of age 59-1/2, or on account of death or disability, or for a qualified first-time home purchase.

    Also add "or Fixed Account" after "Guaranteed Account" in the third paragraph.

17. Under Systematic Distribution Option add the following:

    "ECO" is not available under the Roth IRA Contract."

18. Under Annuity Period on page 14, add the following:

    For Roth IRAs, the minimum distribution rules do not apply prior to your death. You are not required to begin taking minimum annual distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2. The general rule that annuity payments may not extend beyond your life/life expectancy or beyond the joint lives/joint life expectancies of you and your beneficiaries does not apply to a Roth IRA. The minimum distribution rules which apply to the beneficiary at your death and which are described in the Prospectus continue to apply. The rules differ depending on whether you die after distributions have begun.

19. Under Individual Retirement Annuities and Simplified Employee Pension Plans on page 22, add the following:

    Section 408A of the Code permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

    Distributions from other types of qualified plans are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from an IRA, subject to ordinary income tax, or from another Roth IRA.

20. Under Withdrawals on page 19, add the following:

    Any "qualified" distribution from a Roth IRA is not includible in gross income. A "qualified" distribution is any distribution made after you have attained age 59-1/2, or on account of your death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income. The 10% premature distribution penalty will apply to the taxable portion of the distribution unless one of the exceptions under the Code applies. (See Section 21 of this Supplement.) A partial distribution will first be treated as a return of cost basis (i.e. aggregate amount of contributions.)

    For Roth IRAs the minimum distribution rules do not apply prior to your death. (See "Annuity Period" above.)

21. Under Penalty Tax on page 19, replace the language in the fourth paragraph with the following:

    In general, except for (d), the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity, including a distribution from a Roth IRA that is not a "qualified distribution" or a rollover to a Roth IRA that is not a "qualified rollover" contribution. Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals. Beginning January 1, 1998, the penalty tax is waived if the amounts withdrawn are used for a qualified first-time home purchase or for higher education expenses.


22. The following information is added as its own subsection to the end of the section entitled "Miscellaneous" on page 22:

    Year 2000

    Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna"), has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and (iv) testing and certification. Aetna is currently in the assessment or remediation stages of its plan for the systems and applications related to the Separate Account, including those relating to the Company, and Aeltus Investment Management, Inc., the subadviser to most Aetna affiliated mutual funds. Testing and certification of these systems is targeted for completion by mid 1999. The costs of these efforts will not affect the Separate Account.

    The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna is currently examining its relationships with third parties as part of its Year 2000 plan. While the Company believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside the Company's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

                                    APPENDIX
                                  FIXED ACCOUNT


The Fixed Account is an investment option available during the Accumulation Period under the Contracts. The following summarizes material information concerning the Fixed Account that is offered as an option under the Contract. Additional information may be found in your Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Fixed Account

Amounts allocated to this option will earn the minimum guaranteed interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

Amounts applied to the Fixed Account will earn the interest rate declared on the date the Purchase Payment is received in good order at the Company's Home Office. The Fixed Account is only available in certain states. If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. Amounts allocated to the Fixed Account will count as an option for purposes of the 18 investment option limit. (See the Contract Prospectus).

Dollar Cost Averaging

Amounts invested in the Fixed Account must be transferred into the other investment options available under the Contract over a period not to exceed 12 months under the Dollar Cost Averaging Program. In the event a Certificate Holder discontinues dollar cost averaging, the remaining balance in the Fixed Account will be transferred into the Aetna Variable Encore Fund Subaccount (a money market fund) unless directed otherwise.

Mortality and Expense Risk Charges

The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options

Transfers from the Fixed Account to any other available investment option under the Contract are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Certificate Holder may elect to have amounts which have accumulated under the Fixed Account transferred to one or more of the investment options available during the Annuity Period to provide Annuity payments.

Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as allowed by federal law.

Condensed Financial Information--Page AUV History--1 through AUV History--4

The following information supplements the Condensed Financial Information Table to reflect condensed financial information for investment options available as of September 30, 1997. Not all investment options shown here are currently available.

                         CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the period ended September 30, 1997 (unaudited) is supplemental to the Condensed Financial Information for the ten-year period ended December 31, 1996 (audited) in the Prospectus.

                                                                                    Period ended
                                                                                  September 30,1997
                                                                                     (Unaudited)
AETNA VARIABLE FUND
Value at beginning of period                                                             $17.181
Value at end of period                                                                   $22.459
Increase (decrease) in value of accumulation unit(1)                                       30.72%
Number of accumulation units outstanding at end of period                            7,552,902.9
AETNA INCOME SHARES
Value at beginning of period                                                             $12.294
Value at end of period                                                                   $12.948
Increase (decrease) in value of accumulation unit(1)                                        5.32%
Number of accumulation units outstanding at end of period                            1,192,729.1
AETNA VARIABLE ENCORE FUND
Value at beginning of period                                                             $11.394
Value at end of period                                                                   $11.730
Increase (decrease) in value of accumulation unit(1)                                        2.95%
Number of accumulation units outstanding at end of period                            5,815,030.3
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                                             $15.445
Value at end of period                                                                   $18.349
Increase (decrease) in value of accumulation unit(1)                                       18.80%
Number of accumulation units outstanding at end of period                            2,082,397.4
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                                             $12.970
Value at end of period                                                                   $15.537
Increase (decrease) in value of accumulation unit(1)                                       19.79%
Number of accumulation units outstanding at end of period                              759,295.8
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                                             $12.402
Value at end of period                                                                   $14.480
Increase (decrease) in value of accumulation unit(1)                                       16.76%
Number of accumulation units outstanding at end of period                              919,215.3
AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                                             $11.751
Value at end of period                                                                   $13.250
Increase (decrease) in value of accumulation unit(1)                                       12.76%
Number of accumulation units outstanding at end of period                            1,088,738.5
AETNA VARIABLE CAPITAL  APPRECIATION  PORTFOLIO(5)
Value at beginning of period                                                             $10.856
Value at end of period                                                                   $13.367
Increase (decrease) in value of accumulation unit(1)                                       23.13%
Number of accumulation units outstanding at end of period                               95,521.5
AETNA VARIABLE GROWTH PORTFOLIO(5)
Value at beginning of period                                                             $11.084
Value at end of period                                                                   $13.834
Increase (decrease) in value of accumulation unit(1)                                       24.81%
Number of accumulation units outstanding at end of period                               73,859.4
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                                             $10.919
Value at end of period                                                                   $14.077
Increase (decrease) in value of accumulation unit(1)                                       28.92%
Number of accumulation units outstanding at end of period                              791,292.9
AETNA VARIABLE SMALL COMPANY PORTFOLIO(5)
Value at beginning of period                                                             $10.603
Value at end of period                                                                   $14.070
Increase (decrease) in value of accumulation unit(1)                                       32.70%
Number of accumulation units outstanding at end of period                              176,064.3




                   CONDENSED FINANCIAL INFORMATION (continued)
================================================================================
                                                                                    Period Ended
                                                                                  September 30, 1997
                                                                                     (Unaudited)

ALGER AMERICAN BALANCED PORTFOLIO (3)
Value at beginning of period                                                             $13.673
Value at end of period                                                                   $16.437
Increase (decrease) in value of
   accumulation unit(1)                                                                    20.21%
Number of accumulation units outstanding at end of period                              378,959.7
ALGER AMERICAN GROWTH PORTFOLIO (2)
Value at beginning of period                                                             $14.506
Value at end of period                                                                   $18.691
Increase (decrease) in value of
   accumulation unit(1)                                                                    28.85%
Number of accumulation units outstanding at end of period                            3,020,580.1
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO (3)
Value at beginning of period                                                             $12.578
Value at end of period                                                                   $16.762
Increase (decrease) in value of
   accumulation unit(1)                                                                    33.26%
Number of accumulation units outstanding at end of period                              867,024.2
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (3)
Value at beginning of period                                                             $13.548
Value at end of period                                                                   $17.014
Increase (decrease) in value of
   accumulation unit(1)                                                                    25.58%
Number of accumulation units outstanding at end of period                              948,420.4
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (2)
Value at beginning of period                                                             $15.417
Value at end of period                                                                   $18.916
Increase (decrease) in value of
   accumulation unit(1)                                                                    22.69%
Number of accumulation units outstanding at end of period                            1,579,873.1
ALGER AMERICAN SMALL CAP PORTFOLIO (2)
Value at beginning of period                                                             $13.656
Value at end of period                                                                   $16.053
Increase (decrease) in value of accumulation unit(1)                                       17.56%
Number of accumulation units outstanding at end of period                            3,216,994.6
AMERICAN CENTURY VP BALANCED APPRECIATION (3)
Value at beginning of period                                                             $13.410
Value at end of period                                                                   $15.441
Increase (decrease) in value of accumulation unit(1)                                       15.15%
Number of accumulation units outstanding at end of period                              314,309.3
AMERICAN CENTURY VP CAPITAL APPRECIATION (2)
Value at beginning of period                                                             $13.211
Value at end of period                                                                   $14.528
Increase (decrease) in value of accumulation unit(1)                                        9.97%
Number of accumulation units outstanding at end of period                              962,512.7
AMERICAN CENTURY VP INTERNATIONAL (3)
Value at beginning of period                                                             $11.782
Value at end of period                                                                   $14.357
Increase (decrease) in value of accumulation unit(1)                                       21.85%
Number of accumulation units outstanding at end of period                              487,944.4
FEDERATED AMERICAN LEADERS FUND II (3)
Value at beginning of period                                                             $15.548
Value at end of period                                                                   $19.882
Increase (decrease) in value of accumulation unit(1)                                       27.88%
Number of accumulation units outstanding at end of period                            5,567,700.2
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II (3)
Value at beginning of period                                                             $11.099
Value at end of period                                                                   $11.642
Increase (decrease) in value of accumulation unit(1)                                        4.89%
Number of accumulation units outstanding at end of period                            1,081,708.3





                   CONDENSED FINANCIAL INFORMATION (continued)
================================================================================
                                                                                    Period Ended
                                                                                  September 30, 1997
                                                                                     (Unaudited)
FEDERATED HIGH INCOME BOND FUND II (3)
Value at beginning of period                                                             $13.119
Value at end of period                                                                   $14.480
Increase (decrease) in value of accumulation unit(1)                                       10.37%
Number of accumulation units outstanding at end of period                            3,421,242.7
FEDERATED UTILITY FUND II (3)
Value at beginning of period                                                             $13.303
Value at end of period                                                                   $14.757
Increase (decrease) in value of accumulation unit(1)                                       10.93%
Number of accumulation units outstanding at end of period                            1,546,059.6
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                                             $15.013
Value at end of period                                                                   $18.655
Increase (decrease) in value of accumulation unit(1)                                       24.26%
Number of accumulation units outstanding at end of period                            5,770,585.4
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                                             $15.734
Value at end of period                                                                   $19.380
Increase (decrease) in value of accumulation unit(1)                                       23.17%
Number of accumulation units outstanding at end of period                            3,529,641.2
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                                             $12.031
Value at end of period                                                                   $13.874
Increase (decrease) in value of accumulation unit(1)                                       15.32%
Number of accumulation units outstanding at end of period                            2,149,385.1
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                                             $12.439
Value at end of period                                                                   $14.710
Increase (decrease) in value of accumulation unit(1)                                       18.26%
Number of accumulation units outstanding at end of period                              839,007.1
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                                             $13.180
Value at end of period                                                                   $15.402
Increase (decrease) in value of accumulation unit(1)                                       16.87%
Number of accumulation units outstanding at end of period                              658,767.6
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                                             $13.943
Value at end of period                                                                   $17.350
Increase (decrease) in value of accumulation unit(1)                                       24.44%
Number of accumulation units outstanding at end of period                            4,912,874.6
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                                             $13.728
Value at end of period                                                                   $17.540
Increase (decrease) in value of accumulation unit(1)                                       27.77%
Number of accumulation units outstanding at end of period                            3,745,095.9
FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO (3)
Value at beginning of period                                                             $10.784
Value at end of period                                                                   $11.332
Increase (decrease) in value of accumulation unit(1)                                        5.08%
Number of accumulation units outstanding at end of period                              565,060.3
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                                             $13.879
Value at end of period                                                                   $15.194
Increase (decrease) in value of accumulation unit(1)                                        9.48%
Number of accumulation units outstanding at end of period                            1,592,521.1
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                                             $13.865
Value at end of period                                                                   $16.379
Increase (decrease) in value of accumulation unit(1)                                       18.14%
Number of accumulation units outstanding at end of period                            1,388,762.1
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                                             $12.995
Value at end of period                                                                   $13.930
Increase (decrease) in value of accumulation unit(1)                                        7.19%
Number of accumulation units outstanding at end of period                              403,620.2





                   CONDENSED FINANCIAL INFORMATION (continued)
================================================================================
                                                                                    Period Ended
                                                                                  September 30, 1997
                                                                                     (Unaudited)
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                                             $15.153
Value at end of period                                                                   $18.604
Increase (decrease) in value of accumulation unit(1)                                       22.77%
Number of accumulation units outstanding at end of period                            1,705,200.0
JANUS ASPEN SHORT-TERM BOND PORTFOLIO (2)
Value at beginning of period                                                             $11.036
Value at end of period                                                                   $11.473
Increase (decrease) in value of accumulation unit(1)                                        3.96%
Number of accumulation units outstanding at end of period                              221,257.7
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                                             $15.701
Value at end of period                                                                   $19.682
Increase (decrease) in value of accumulation unit(1)                                       25.36%
Number of accumulation units outstanding at end of period                            6,139,679.0
LEXINGTON EMERGING MARKETS FUND, INC. (3)
Value at beginning of period                                                              $9.829
Value at end of period                                                                   $10.823
Increase (decrease) in value of accumulation unit(1)                                       10.11%
Number of accumulation units outstanding at end of period                              386,307.2
LEXINGTON NATURAL RESOURCES TRUST (3)
Value at beginning of period                                                             $13.056
Value at end of period                                                                   $15.959
Increase (decrease) in value of accumulation unit(1)                                       22.24%
Number of accumulation units outstanding at end of period                              255,717.7
MFS EMERGING GROWTH SERIES (2) (4)
Value at beginning of period                                                             $10.074
Value at end of period                                                                   $12.559
Increase (decrease) in value of accumulation unit(1)                                       24.66%
Number of accumulation units outstanding at end of period                            1,996,176.9
MFS RESEARCH SERIES (2) (4)
Value at beginning of period                                                             $10.970
Value at end of period                                                                   $13.327
Increase (decrease) in value of accumulation unit(1)                                       21.49%
Number of accumulation units outstanding at end of period                            2,428,057.0
MFS TOTAL RETURN SERIES (4)
Value at beginning of period                                                             $10.894
Value at end of period                                                                   $12.707
Increase (decrease) in value of accumulation unit(1)                                       16.63%
Number of accumulation units outstanding at end of period                            1,180,088.3
MFS VALUE SERIES (2)(6)
Value at beginning of period                                                             $10.334
Value at end of period                                                                   $12.576
Increase (decrease) in value of accumulation unit(1)                                       21.69%
Number of accumulation units outstanding at end of period                              217,924.6
MFS WORLD GOVERNMENT SERIES (4)
Value at beginning of period                                                             $10.471
Value at end of period                                                                   $10.334
Increase (decrease) in value of accumulation unit(1)                                       (1.30%)
Number of accumulation units outstanding at end of period                              115,237.7
OPPENHEIMER CAPITAL APPRECIATION FUND (5)
Value at beginning of period                                                             $10.725
Value at end of period                                                                   $13.267
Increase (decrease) in value of accumulation unit(1)                                       23.70%
Number of accumulation units outstanding at end of period                              116,902.3
OPPENHEIMER GLOBAL SECURITIES FUND (5)
Value at beginning of period                                                             $10.457
Value at end of period                                                                   $11.862
Increase (decrease) in value of accumulation unit(1)                                       13.44%
Number of accumulation units outstanding at end of period                              139,202.2
OPPENHEIMER GROWTH & INCOME FUND (5)
Value at beginning of period                                                             $10.497
Value at end of period                                                                   $12.493
Increase (decrease) in value of accumulation unit(1)                                       19.01%
Number of accumulation units outstanding at end of period                              328,198.4





                   CONDENSED FINANCIAL INFORMATION (continued)
================================================================================
                                                                                    Period Ended
                                                                                  September 30, 1997
                                                                                     (Unaudited)
OPPENHEIMER STRATEGIC BOND FUND (3)
Value at beginning of period                                                             $10.167
Value at end of period                                                                   $10.678
Increase (decrease) in value of accumulation unit(1)                                        5.03%
Number of accumulation units outstanding at end of period                              124,647.8

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or shorter period, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) These Funds were replaced effective November 28,1997 as described in prospectus supplement dated August 21,1997.
(3) These Funds were closed effective November 28,1997 as described in prospectus supplement dated August 21,1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during April 1997.
(5) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
(6) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.


X.34370-97-1

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

           Statement of Additional Information dated February 17, 1998

                                  Marathon Plus
                              New York Growth Plus

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated November 28, 1997 and as supplemented on February 17, 1998.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----


General Information and History..........................................   2
Variable Annuity Account B...............................................   2
Offering and Purchase of Contracts.......................................   3
Performance Data.........................................................   3
      General............................................................   3
      Average Annual Total Return Quotations.............................   4
Annuity Payments.........................................................   9
Sales Material and Advertising...........................................  10
Independent Auditors.....................................................  10
Financial Statements of the Separate Account............................. S-1
Financial Statements of the Company...................................... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Marathon Plus Contract are as follows:


   Aetna Variable Fund                                 Fidelity VIP II Index 500 Portfolio
   Aetna Income Shares                                 Janus Aspen Aggressive Growth Portfolio
   Aetna Variable Encore Fund                          Janus Aspen Balanced Portfolio
   Aetna Investment Advisers Fund, Inc.                Janus Aspen Flexible Income Portfolio
   Aetna Ascent Variable Portfolio                     Janus Aspen Growth Portfolio
   Aetna Crossroads Variable Portfolio                 Janus Aspen Worldwide Growth Portfolio
   Aetna Legacy Variable Portfolio                     MFS Total Return Series
   Aetna Variable Capital Appreciation Portfolio       MFS World Governments Series
   Aetna Variable Growth Portfolio                     Oppenheimer Capital Appreciation Fund
   Aetna Variable Index Plus Portfolio                 Oppenheimer Global Securities Fund
   Aetna Variable Small Company Portfolio              Oppenheimer Growth & Income Fund
   Calvert Social Balanced Portfolio                   Oppenheimer Strategic Bond Fund
     (formerly Calvert Responsibily                    Portfolio Partners MFS Emerging Equities Portfolio
      Invested Balanced Fund)                          Portfolio Partners MFS Research Growth Portfolio
   Fidelity VIP Equity-Income Portfolio                Portfolio Partners MFS Value Equity Portfolio
   Fidelity VIP Growth Portfolio                       Portfolio Partners Scudder International
   Fidelity VIP High Income Portfolio                    Growth Portfolio
   Fidelity VIP Overseas Portfolio                     Portfolio Partners T. Rowe Price Growth
   Fidelity VIP II Asset Manager Portfolio               Equity Portfolio
   Fidelity VIP II Contrafund Portfolio

The Funds currently available under the New York Growth Plus Contract are as follows:

   Federated American Leaders Fund II                  Federated High Income Bond Fund II
   Federated Equity Income Fund II                     Federated International Equity Fund II
   Federated Fund for U.S. Government Securities II    Federated Prime Money Fund II
   Federated Growth Strategies Fund II                 Federated Utility Fund II


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are Registered Representatives as defined in the prospectus. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and

Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.



The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of the maximum amount of recurring charges under the Contracts during each period (e.g., 1.25% mortality and expense risk charge, $30.00 maintenance fee, 0.15% administrative charge, and deferred sales charges of 7% of Purchase Payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance reflected the investment performance of the underlying Fund plus any cash held by the Subaccount.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the Fund's inception date and/or the date contributions were first received in the Fund under the Separate Account.


Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1997 for the Subaccounts available under the Separate Account as of September 30, 1997 (not all such Funds are currently available). Table A reflects the total return quotations for Contracts issued nationwide (other than Contracts or Certificates issued in New York). Table B reflects the total return quotations for Marathon Plus and Growth Plus Contracts or Certificates issued in the state of New York. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since the date contributions were first received in the Fund under the Separate Account (in the case of standardized performance) or the Fund's inception date (in the case of nonstandardized performance). (Percentages reflecting partial periods are denoted with an asterisk.)

                                                                   TABLE A


                                         -------------------------------------------------------------------------------------------
                                                                        DATE
                                                                        CONTRIBUTIONS
                                                                        FIRST RECEIVED
                                                                        UNDER                                                FUND
                                                                        SEPARATE                                           INCEPTION
         ($30 MAINTENANCE FEE)               STANDARDIZED               ACCOUNT          NON-STANDARDIZED                    DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT               1 Year    5 Years    10 Years             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio          19.74%    20.93%*             08/31/95    28.75%    23.36%*                       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio      15.10%    16.80%*             08/31/95    23.76%    19.28%*                       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares(1)                    0.18%     4.68%     8.04%      N/A        7.72%     7.77%      5.25%     8.04%   05/15/73
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.     14.91%    12.43%    11.07%*   04/03/89    23.56%    19.04%     12.83%    11.07%   04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio           9.73%    12.42%*             08/31/95    17.99%    14.89%*                       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Capital Appreciation      13.26%*                       05/30/97    41.54%*                                 12/13/96
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund(1)            (3.30%)    2.60%     4.52%      N/A        3.98%     4.11%      3.23%     4.52%   08/01/75
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund(1)                   31.74%    17.05%    12.94%      N/A       41.65%    27.74%     17.38%    12.94%   05/01/75
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Growth Portfolio          16.24%*                       05/30/97    39.80%*                                 12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio      25.39%*                       10/31/96    39.89%    38.91%*                       09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Small Company Portfolio   15.66%*                       05/30/97    38.32%*                                 12/27/96
------------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio(2)     13.86%    19.27%*             01/31/95    22.43%    18.06%     12.24%     8.88%*  09/05/89
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (3)      23.66%    25.81%*             02/28/95    32.96%    25.76%     21.64%    18.85%*  01/09/89
------------------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth           32.80%    23.18%*             06/30/95    42.79%    27.72%     17.79%    12.47%*  11/15/88
Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap          16.43%    23.68%*             06/30/95    25.20%    38.37%*                       01/25/95
Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth             15.59%    23.48%*             05/03/93    24.29%    25.83%     23.89%*            05/03/93
Portfolio(3)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap (3)              4.98%    12.65%*             09/30/93    12.88%    20.81%     16.54%    19.00%*  09/21/88
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced(2)          10.67%    13.45%*             07/29/94    19.00%    14.98%     10.33%    10.03%*  05/01/91
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Cap Appreciation(3)  (7.16%)    8.22%     8.68%*   08/31/92   (0.18%)    10.63%      8.71%     9.58%*  11/20/87
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International(2)     19.54%    10.80%*             07/29/94    28.54%    12.54%     11.06%*            05/01/94
------------------------------------------------------------------------------------------------------------------------------------
Federated  Utility Fund II(2)            12.87%    12.60%*             09/30/94    21.37%    13.93%     10.25%*            02/10/94
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II(2)    27.32%    24.72%*             09/30/94    36.90%    25.74%     20.71%*            02/10/94
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for US Gov't Securities   (0.12%)    3.60%*             09/30/94     7.40%     5.22%      4.66%*            03/28/94
II (2)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II(2)     6.70%    11.84%*             09/30/94    14.74%    13.19%      9.99%*            03/01/94
------------------------------------------------------------------------------------------------------------------------------------



                                      -5-




                                         -------------------------------------------------------------------------------------------
                                                                        DATE
                                                                        CONTRIBUTIONS
                                                                        FIRST RECEIVED
                                                                        UNDER                                               FUND
                                                                        SEPARATE                                          INCEPTION
         ($30 MAINTENANCE FEE)               STANDARDIZED               ACCOUNT          NON-STANDARDIZED                   DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT               1 Year    5 Years    10 Years             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio     22.80%    24.23%*             12/30/94    32.04%    22.55%     19.79%    12.44%   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio            16.50%    24.09%*             12/30/94    25.27%    23.82%     19.69%    13.09%   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio        9.13%    13.67%*             06/30/95    17.34%    14.93%     12.29%    11.08%   09/19/85
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio  14.88%    15.98%*             01/31/95    23.53%    13.69%     11.76%    11.29%*  09/06/89
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio     25.22%    23.27%*             06/30/95    34.65%    29.95%*                       01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio      28.21%    26.79%*             06/30/95    37.86%    27.75%     18.73%    18.63%*  08/27/92
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond     0.24%     3.13%*             08/31/95     7.79%     7.15%      5.02%     6.70%*  12/05/88
Port(2)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio          14.77%    14.68%*             01/31/95    23.41%    11.57%     12.89%     7.14%   02/13/87
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth     (1.37%)   11.99%*             10/31/94     6.06%    15.49%     18.32%*            09/13/93
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio    13.11%    18.96%*             01/31/95    21.63%    17.98%     15.11%*            09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income        3.71%    10.61%*             10/31/94    11.51%    11.68%      8.30%*            09/13/93
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio      16.60%    20.46%*             07/29/94    25.38%    22.48%     17.52%*            09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Short-Term Bond       (1.64%)    3.37%*             01/31/95     5.76%     4.89%      3.38%*            09/13/93
Portfolio(3)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth      22.24%    30.87%*             04/28/95    31.44%    25.49%     23.88%*            09/13/93
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.    (0.14%)    1.08%*             07/29/94     7.37%    (0.47%)     2.80%*            03/30/94
(2)
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust        26.84%    10.85%*             05/28/93    36.39%    17.72%     12.27%    11.04%*  10/14/91
(2)
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series(3)            13.59%    12.41%*              05/31/96    22.14%    26.73%*                       07/24/95
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series(3)                   18.28%    17.28%*             05/31/96    27.18%    24.45%*                       07/26/95
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                  14.37%    15.09%*             05/31/96    22.98%    20.10%*                       01/03/95
------------------------------------------------------------------------------------------------------------------------------------
MFS Value Series(3)                      17.28%    22.39%*             08/14/96    26.11%    27.63%*                       08/14/96
------------------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series             (6.42%)   (2.36%)*            05/31/96     0.63%     4.87%      4.10%*            06/14/94
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund    10.93%*                       05/30/97    15.66%    22.68%     20.66%    13.55%   08/15/86
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund        3.42%*                       05/30/97    30.36%    10.09%     17.37%    11.55%*  11/12/90
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund          7.75%*                       05/30/97    36.14%    38.54%*                       07/06/95
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund          (2.84%)*                      05/30/97     9.75%     9.34%      6.29%*            05/03/93
------------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

(1) These Funds have been available through the Separate Account for more than ten years.
(2) These Funds were closed effective November 28, 1997 as described in prospectus supplement dated August 21, 1997.
(3) These Funds were replaced effective November 28, 1997 as described in prospectus supplement dated August 21, 1997.


                                                                    TABLE B
                                                   CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK
                                         -------------------------------------------------------------------------------------------
                                                                        DATE
                                                                        CONTRIBUTIONS
                                                                        FIRST RECEIVED
                                                                        UNDER                                                FUND
                                                                        SEPARATE                                           INCEPTION
         ($30 MAINTENANCE FEE)               STANDARDIZED               ACCOUNT          NON-STANDARDIZED                    DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT               1 Year    5 Years    10 Years             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio       21.02%     21.41%*              08/31/95     28.75%    23.36%*                       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio   16.34%     17.29%*              08/31/95     23.76%    19.28%*                       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares(1)                 1.26%      4.99%      8.04%     N/A          7.72%     7.77%      5.25%     8.04%   05/15/73
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.  16.14%     12.65%     11.07%*   04/03/89     23.56%    19.04%     12.83%    11.07%*  04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio       10.91%     12.93%*              08/31/95     17.99%    14.89%*                       07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Capital Appreciation   13.26%*                         05/30/97     41.54%*                                 12/13/96
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund(1)         (2.26%)     2.94%      4.52%     N/A          3.98%     4.11%      3.23%     4.52%   08/01/75
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund(1)                33.15%     17.24%     12.94%     N/A         41.65%    27.74%     17.38%    12.94%   05/01/75
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Growth Portfolio       16.24%*                         05/30/97     39.80%*                                 12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio   25.39%*                         10/31/96     39.89%    38.91%*                       09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Small Company          15.66%*                         05/30/97     38.32%*                                 12/27/96
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio(2)  15.09%     19.62%*              01/31/95     22.43%    18.06%     12.24%     8.88%*  09/05/89
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio(3)    24.99%     26.15%*              02/28/95     32.96%    25.76%     21.64%    18.85%*  01/09/89
------------------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth        34.23%     23.61%*              06/30/95     42.79%    27.72%     17.79%    12.47%*  11/15/88
Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap       17.68%     24.11%*              06/30/95     25.20%    38.37%*                       01/25/95
Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth(3)       16.84%     23.68%*              05/03/93     24.29%    25.83%     23.89%*            05/03/93
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap(3)            6.11%     12.99%*              09/30/93     12.88%    20.81%     16.54%    19.00%*  09/21/88
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced(2)       11.86%     13.93%*              07/29/94     19.00%    14.98%     10.33%    10.03%*  05/01/91
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Cap Appreciation  (6.17%)     8.49%      8.94%*   08/31/92     (0.18%)   10.63%      8.71%     9.58%*  11/20/87
(3)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International     20.82%     11.30%*              07/29/94     28.54%    12.54%     11.06%*            05/01/94
(2)
------------------------------------------------------------------------------------------------------------------------------------
Federated  Equity Income Fund II       8.47%*                         02/28/97     23.19%*                                 01/02/97
------------------------------------------------------------------------------------------------------------------------------------
Federated  Prime Money Fund II        (2.82%)     2.06%*              11/30/94      3.39%     3.44%*                       11/18/94
------------------------------------------------------------------------------------------------------------------------------------
Federated  Utility Fund II(4)         14.09%     13.12%*              09/30/94     21.37%    13.93%     10.25%*            02/10/94
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II    28.69%     25.15%*              09/30/94     36.90%    25.74%     20.71%*            02/10/94
(4)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for US Gov't            0.95%      4.21%*               09/30/94     7.40%     5.22%      4.66%*            03/28/94
Securities II(4)
------------------------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II   32.25%     27.82%*              10/02/95     40.69%    29.57%*                       10/02/95
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II     7.85%     12.37%*              09/30/94     14.74%    13.19%      9.99%*            03/01/94
(4)
------------------------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund    8.74%      7.85%*              05/31/95     15.68%     9.14%*                       05/08/95
II
------------------------------------------------------------------------------------------------------------------------------------
                                      -7-


------------------------------------------------------------------------------------------------------------------------------------
                                                                        DATE
                                                                        CONTRIBUTIONS
                                                                        FIRST RECEIVED
                                                                        UNDER                                                FUND
                                                                        SEPARATE                                           INCEPTION
         ($30 MAINTENANCE FEE)               STANDARDIZED               ACCOUNT          NON-STANDARDIZED                    DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT               1 Year    5 Years    10 Years             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio  24.12%     24.55%*              12/30/94     32.04%    22.55%     19.79%    12.44%   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio         17.75%     24.41%*              12/30/94     25.27%    23.82%     19.69%    13.09%   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio    10.30%     14.13%*              06/30/95     17.34%    14.93%     12.29%    11.08%   09/19/85
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager         16.12%     16.34%*              01/31/95     23.53%    13.69%     11.76%    11.29%*  09/06/89
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio  26.57%     23.70%*              06/30/95     34.65%    29.95%*                       01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio   29.59%     27.20%*              06/30/95     37.86%    27.75%     18.73%    18.63%*  08/27/92
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade       1.32%      3.67%*              08/31/95      7.79%     7.15%      5.02%     6.70%*  12/05/88
Bond Port(2)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio       16.00%     15.04%*              01/31/95     23.41%    11.57%     12.89%     7.14%   02/13/87
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth  (0.31%)    12.32%*              10/31/94      6.06%    15.49%     18.32%*            09/13/93
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio 14.33%     19.31%*              01/31/95     21.63%    17.98%     15.11%*            09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income     4.82%     10.95%*              10/31/94     11.51%    11.68%      8.30%*            09/13/93
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio   17.86%     20.88%*              07/29/94     25.38%    22.48%     17.52%*            09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Short-Term         (0.58%)     3.78%*              01/31/96      5.76%     4.89%      3.38%*            09/13/93
Bond Fund(3)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth   23.55%     31.23%*              04/28/95     31.44%    25.49%     23.88%*            09/13/93
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund,       0.93%      1.69%*              07/29/94      7.37%    (0.47%)     2.80%*            03/30/94
Inc.(2)
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust     26.84%     10.85%*              05/28/93     36.39%    17.72%     12.27%    11.04%*  10/14/91
(2)
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series            14.81%     13.31%               05/31/96     22.14%    26.73%*                       07/24/95
(3)
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (3)               19.55%     18.17%*              05/31/96     27.18%    24.45%*                       07/26/95
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series               15.60%     15.99%*              05/31/96     22.98%    20.10%*                       01/03/95
------------------------------------------------------------------------------------------------------------------------------------
MFS Value Series (3)                  18.64%     23.48%*              08/14/96     26.11%    27.63%*                       09/14/86
------------------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series          (5.41%)    (1.45%)*             05/31/96      0.63%     4.87%      4.10%*            06/14/94
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation      10.93%                          05/30/97     15.66%    22.68%     20.88%    13.55%*  09/15/86
Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund     3.42%*                         05/30/97     30.36%    10.09%     17.37%    11.55%*  11/12/90
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund       7.75%*                         05/30/97     36.14%    38.54%*                       09/06/95
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund       (2.84%)*                        05/30/97      9.75%     9.34%      6.29%*            05/03/93
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

(1) These Funds have been available through the Separate Account for more than ten years.
(2) These Funds were closed effective November 28, 1997 as described in prospectus supplement dated August 21, 1997.
(3) These Funds were replaced effective November 28, 1997 as described in prospectus supplement dated August 21, 1997.

(4) These Funds were closed for Marathon Plus only, effective November 28, 1997 as described in prospectus supplement dated August 21, 1997.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
--------
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds, reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Certificate Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                           VARIABLE ANNUITY ACCOUNT B
                              FINANCIAL STATEMENTS

                                     Index


Statement of Assets and Liabilities as of September 30, 1997 (unaudited)........          S-2
Statements of Operations and Changes in Net Assets for the nine-months ended
September 30, 1997 and 1996 (unaudited) ........................................          S-7
Condensed Financial Information for the nine-month period
ended September 30, 1997 (unaudited) ...........................................          S-8
Notes to Financial Statements -- September 30, 1997 (unaudited) ................          S-13
Statement of Assets and Liabilities -- December 31, 1996 .......................          S-23
Statements of Operations and Changes in Net Assets for the years ended
December 31, 1996 and 1995 .....................................................          S-27
Notes to Financial Statements -- December 31, 1996 .............................          S-28
Independent Auditors' Report ...................................................          S-36

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1997: (Unaudited):

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 24,918,467 shares (cost $764,295,358) .............................................. $1,021,486,195
  Aetna Income Shares; 5,276,734 shares (cost $66,723,075) ................................................     68,987,201
  Aetna Variable Encore Fund; 8,669,124 shares (cost $112,361,264) ........................................    114,283,916
  Aetna Investment Advisers Fund, Inc.; 9,528,146 shares (cost $130,876,706)...............................    157,219,977
  Aetna GET Fund, Series B; 1,334,503 shares (cost $14,700,354) ...........................................     21,515,263
  Aetna GET Fund, Series C; 890,967 shares (cost $9,010,671)...............................................     11,078,375
  Aetna Ascent Variable Portfolio; 1,177,794 shares (cost $15,441,624) ....................................     17,786,236
  Aetna Crossroads Variable Portfolio; 1,222,374 shares (cost $15,100,849) ................................     17,068,085
  Aetna Legacy Variable Portfolio; 1,340,522 shares (cost $15,479,606) ....................................     16,945,898
  Aetna Variable Portfolio, Inc.:
    Capital Appreciation Portfolio; 89,337 shares (cost $1,213,339) .......................................      1,276,807
    Growth Portfolio; 72,270 shares (cost $959,734) .......................................................      1,021,806
    Index Plus Portfolio; 1,386,072 shares (cost $17,812,738) .............................................     19,695,368
    Small Company Portfolio; 179,709 shares (cost $2,342,927) .............................................      2,512,638
  Alger American Funds:
    Balanced Portfolio; 570,928 shares (cost $5,631,749)  .................................................      6,228,830
    Growth Portfolio; 1,479,045 shares (cost $51,009,458) .................................................     65,492,097
    Income and Growth Portfolio; 1,338,212 shares (cost $11,879,477) ......................................     14,532,986
    Leveraged AllCap Portfolio; 656,756 shares (cost $13,034,622) .........................................     16,136,504
    MidCap Portfolio; 1,146,323 shares (cost $25,800,949) .................................................     29,884,640
    Small Capitalization Portfolio; 1,637,386 shares (cost $67,460,170) ...................................     76,400,411
  Calvert Responsibly Invested Balanced Portfolio; 452,874 shares (cost $828,519)..........................        957,829
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 5,166,128 shares (cost $104,445,004) .........................................    122,953,847
    Growth Portfolio; 2,073,979 shares (cost $62,138,049) .................................................     77,566,808
    High Income Portfolio; 2,217,224 shares (cost $26,867,595) ............................................     29,821,656
    Overseas Portfolio; 694,839 shares (cost $12,528,461) .................................................     14,292,844
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 575,536 shares (cost $9,161,643) .............................................     10,146,695
    Contrafund Portfolio; 5,078,066 shares (cost $80,835,950) .............................................    102,576,926
    Index 500 Portfolio; 590,142 shares (cost $54,900,735) ................................................     65,688,657
    Investment Grade Bond Portfolio; 523,572 shares (cost $6,174,065) .....................................      6,403,284
  Insurance Management Series:
    American Leaders Fund II; 5,777,083 shares (cost $82,943,315)..........................................    110,746,673
    Equity Income Fund II; 1,192,080 shares (cost $13,835,949).............................................     14,638,749
    Growth Strategies Fund II; 1,247,463 shares (cost $16,403,360).........................................     21,356,573
    High Income Bond Fund II; 4,616,876 shares (cost $46,690,352)..........................................     49,539,085
    International Equity Fund II; 1,013,781 shares (cost $11,463,832)......................................     12,864,883
    Prime Money Fund II; 7,809,837 shares (cost $7,809,837)................................................      7,809,837
    U.S. Government Securities Fund II; 1,223,859 shares (cost $12,305,624)................................     12,593,511
    Utility Fund II; 1,803,561 shares (cost $19,882,345)...................................................     22,815,052
 Janus Aspen Series:
    Aggressive Growth Portfolio; 1,904,763 shares (cost $34,435,652).......................................     38,438,110
    Balanced Portfolio; 1,574,999 shares (cost $23,962,220)................................................     27,137,241
    Flexible Income Portfolio; 717,350 shares (cost $8,057,170)............................................      8,400,167
    Growth Portfolio; 2,030,188 shares (cost $31,587,089)..................................................     38,025,421
    Short-Term Bond Portfolio; 380,917 shares (cost $3,857,633)............................................      3,892,969
    Worldwide Growth Portfolio; 6,734,706 shares (cost $136,059,303).......................................    163,720,698
  Lexington Emerging Markets Fund; 372,984 shares (cost $4,190,319)........................................      4,181,149
  Lexington Natural Resources Trust Fund; 514,375 shares (cost $7,282,351).................................      8,842,103


                                      S-2

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1997:
(Unaudited & continued)

 MFS Funds:
    Emerging Growth Series; 1,502,965 shares (cost $21,186,215)............................................    $25,069,455
    Research Series; 2,007,433 shares (cost $28,100,512)...................................................     32,359,825
    Total Return Series; 927,914 shares (cost $13,468,284).................................................     14,995,092
    Value Series; 209,055 shares (cost $2,446,911).........................................................      2,740,713
    Worldwide Government Series; 115,619 shares (cost $1,184,369)..........................................      1,190,874
  Neuberger & Berman Advisers Management Trust -
    Growth Portfolio; 355,793 shares (cost $9,498,920) ....................................................     11,107,852
 Oppenheimer Funds:
    Capital Appreciation Fund; 34,954 shares (cost $1,447,911).............................................      1,550,903
    Global Securities Fund; 75,431 shares (cost $1,557,562)................................................      1,651,188
    Growth & Income Fund; 204,100 shares (cost $3,874,090).................................................      4,100,373
    Strategic Bond Fund; 257,943 shares (cost $1,325,228)..................................................      1,330,985
  Scudder Variable Life Investment Fund -
    International Portfolio; 929,324 shares (cost $11,637,893) ............................................     13,902,691
  American Century Investments:
    Balanced Fund; 586,152 shares (cost $4,314,649) .......................................................      4,853,338
    Growth Fund; 3,007,517 shares (cost $29,356,354) ......................................................     33,443,587
    International Fund; 986,683 shares (cost $5,864,286) ..................................................      7,005,453
                                                                                                           ---------------
NET ASSETS  (cost $2,295,044,226).......................................................................... $2,810,266,329
                                                                                                           ===============


Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
5)


 Aetna Variable Fund:
   Annuity contracts in accumulation.......................................................................   $897,476,513
   Annuity contracts in payment period.....................................................................    124,009,682
 Aetna Income Shares:
   Annuity contracts in accumulation.......................................................................     65,387,658
   Annuity contracts in payment period.....................................................................      3,599,543
 Aetna Variable Encore Fund:
   Annuity contracts in accumulation.......................................................................    114,283,916
 Aetna Investment Advisers Fund, Inc.:
   Annuity contracts in accumulation.......................................................................    145,761,236
   Annuity contracts in payment period.....................................................................     11,458,741
 Aetna GET Fund, Series B:
   Annuity contracts in accumulation.......................................................................     21,515,263
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation.......................................................................     11,078,375
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation.......................................................................     17,786,236
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation.......................................................................     17,068,085
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation.......................................................................     16,297,573
   Annuity contracts in payment period.....................................................................        648,325
 Aetna Variable Portfolios, Inc.:
   Capital Appreciation Portfolio:
   Annuity contracts in accumulation.......................................................................      1,276,807


                                      S-3

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1997:
(Unaudited & continued)

   Growth Portfolio:
   Annuity contracts in accumulation.......................................................................     $1,021,806
   Index Plus Portfolio:
   Annuity contracts in accumulation.......................................................................     19,683,318
   Annuity contracts in payment period.....................................................................         12,050
   Small Company Portfolio:
   Annuity contracts in accumulation.......................................................................      2,477,299
   Annuity contracts in payment period.....................................................................         35,339
 Alger American Funds:
   Balanced Portfolio:
   Annuity contracts in accumulation.......................................................................      6,228,830
   Growth Portfolio:
   Annuity contracts in accumulation.......................................................................     65,492,097
   Income and Growth Portfolio:
   Annuity contracts in accumulation.......................................................................     14,532,986
   Leveraged AllCap Portfolio:
   Annuity contracts in accumulation.......................................................................     16,136,504
   MidCap Portfolio:
   Annuity contracts in accumulation.......................................................................     29,884,640
   Small Capitalization Portfolio:
   Annuity contracts in accumulation.......................................................................     75,939,936
   Annuity contracts in payment period.....................................................................        460,475
 Calvert Responsibly Invested Balanced Portfolio:
   Annuity contracts in accumulation.......................................................................        957,829
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation.......................................................................    122,953,847
   Growth Portfolio:
   Annuity contracts in accumulation.......................................................................     77,566,808
   High Income Portfolio:
   Annuity contracts in accumulation.......................................................................     29,821,656
   Overseas Portfolio:
   Annuity contracts in accumulation.......................................................................     14,292,844
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation.......................................................................     10,146,694
   Contrafund Portfolio:
   Annuity contracts in accumulation.......................................................................    102,576,926
   Index 500 Portfolio:
   Annuity contracts in accumulation.......................................................................     65,688,657
   Investment Grade Bond Portfolio:
   Annuity contracts in accumulation.......................................................................      6,403,284
 Insurance Management Series:
   American Leaders Fund II:
   Annuity contracts in accumulation.......................................................................    110,698,902
   Annuity contracts in payment period.....................................................................         47,771
   Equity Income Fund II:
   Annuity contracts in accumulation.......................................................................     14,638,749
   Growth Strategies Fund II:
   Annuity contracts in accumulation.......................................................................     21,356,573
   High Income Bond Fund II:
   Annuity contracts in accumulation.......................................................................     49,539,085


                                      S-4

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1997:
(Unaudited & continued)

   International Equity Fund II:
   Annuity contracts in accumulation.......................................................................    $12,864,883
   Prime Money Fund II:
   Annuity contracts in accumulation.......................................................................      7,809,837
   U.S. Government Securities Fund II:
   Annuity contracts in accumulation.......................................................................     12,593,511
   Utility Fund II:
   Annuity contracts in accumulation.......................................................................     22,815,052
 Janus Aspen Series:
   Aggressive Growth Portfolio:
   Annuity contracts in accumulation.......................................................................     38,438,110
   Balanced Portfolio:
   Annuity contracts in accumulation.......................................................................     27,137,241
   Flexible Income Portfolio:
   Annuity contracts in accumulation.......................................................................      8,400,167
   Growth Portfolio:
   Annuity contracts in accumulation.......................................................................     37,693,320
   Annuity contracts in payment period.....................................................................        332,101
   Short-Term Bond Portfolio:
   Annuity contracts in accumulation.......................................................................      3,892,969
   Worldwide Growth Portfolio:
   Annuity contracts in accumulation.......................................................................    161,943,539
   Annuity contracts in payment period.....................................................................      1,777,159
 Lexington Emerging Markets Fund:
   Annuity contracts in accumulation.......................................................................      4,181,149
 Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation.......................................................................      8,842,103
 MFS Funds:
   Emerging Growth Series:
   Annuity contracts in accumulation.......................................................................     25,069,455
   Research Series:
   Annuity contracts in accumulation.......................................................................     32,359,825
   Total Return Series:
   Annuity contracts in accumulation.......................................................................     14,995,092
   Value Series:
   Annuity contracts in accumulation.......................................................................      2,740,713
   Worldwide Government Series:
   Annuity contracts in accumulation.......................................................................      1,190,874
 Neuberger & Berman Advisers Management  Trust - Growth Portfolio:
   Annuity contracts in accumulation.......................................................................     10,735,740
   Annuity contracts in payment period.....................................................................        372,112
 Oppenheimer Funds:
   Capital Appreciation Fund:
   Annuity contracts in accumulation.......................................................................      1,550,903
   Global Securities Fund:
   Annuity contracts in accumulation.......................................................................      1,651,188
   Growth & Income Fund:
   Annuity contracts in accumulation.......................................................................      4,100,373
   Strategic Bond Fund:
   Annuity contracts in accumulation.......................................................................      1,330,985
 Scudder Variable Life Investment Fund - International Portfolio:
   Annuity contracts in accumulation.......................................................................     13,902,691


                                      S-5

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1997:
(Unaudited & continued)

 American Century Investments:
   Balanced Fund:
   Annuity contracts in accumulation.......................................................................     $4,853,338
   Growth Fund:
   Annuity contracts in accumulation.......................................................................     33,443,587
   International Fund:
   Annuity contracts in accumulation.......................................................................      7,005,453
                                                                                                           ---------------
                                                                                                            $2,810,266,329
                                                                                                           ===============





See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets (Unaudited)



                                                                             Period Ended September 30,
                                                                             1997                    1996
                                                                             ----                    ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .......................................................      $92,503,676             $41,813,635
Expenses: (Notes 2 and 5)
   Valuation Period Deductions .....................................      (20,446,622)            (12,198,407)
                                                                          ------------            -----------
Net investment income ..............................................       72,057,054              29,615,228
                                                                          ------------            -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ..............................................      407,504,790             255,204,859
  Cost of investments sold .........................................      383,844,129             246,674,035
                                                                          ------------            -----------
    Net realized gain ..............................................       23,660,660               8,530,824
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of Period ..............................................      122,191,053              28,743,118
  End of Period ....................................................      515,222,103             119,911,359
                                                                          ------------            -----------
    Net change in unrealized gain ..................................      393,031,050              91,168,241
                                                                          ------------            -----------
Net realized and unrealized gain on investments ....................      416,691,710              99,699,065
                                                                          ------------            -----------
Net increase in net assets resulting from operations ...............      488,748,764             129,314,293
                                                                          ------------            -----------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ........................      437,102,959             400,911,706
Sales and administrative charges deducted by the Company ...........          (11,104)                (13,649)
                                                                          ------------            -----------
    Net variable annuity contract purchase payments.................      437,091,855             400,898,057
Transfers from the Company for mortality guarantee adjustments .....          (20,263)                622,739
Transfers from the Company's fixed account options .................      105,550,336              33,667,434
Redemptions by contract holders ....................................      (60,162,998)            (58,057,423)
Annuity Payments ...................................................      (11,288,033)             (7,829,125)
Other ..............................................................        1,534,943                (108,980)
                                                                          ------------            -----------
    Net increase in net assets from unit transactions (Note 5) .....      472,705,839             369,192,702
                                                                          ------------            -----------
Change in net assets ...............................................      961,454,603             498,506,995
NET ASSETS:
Beginning of Period ................................................    1,848,811,724           1,130,935,704
                                                                          ------------            -----------
End of Period ......................................................   $2,810,266,329          $1,629,442,699
                                                                       ==============          ==============




See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Period Ended September 30, 1997 (Unaudited):

---------------------------------------------------------------------------------------------------------------------------

                                                             Value           Increase (Decrease)     Units
                                                            Per Unit            in Value of        Outstanding   Reserves
                                               Beginning             End of    Accumulation          at End        at End
                                               of Period             Period       Unit              of Period    of Period
---------------------------------------------------------------------------------------------------------------------------

Aetna Variable Fund:
Non-Qualified 1964                              $184.327             $241.237   30.87%                  958.7     $231,267
Non-Qualified V                                   17.173               22.475   30.87%           10,761,725.8  241,866,365
Non-Qualified V (0.75)                            17.246               22.655   31.36%           15,022,933.9  340,345,453
Non-Qualified VI                                  16.061               21.029   30.93%            2,112,904.0   44,432,088
Non-Qualified VII                                 17.181               22.459   30.72%            7,552,902.9  169,626,363
Non-Qualified IX                                  17.278               22.448   29.92%     (2)      200,241.3    4,494,981
Non-Qualified X                                   19.527               22.493   15.19%     (4)    4,230,703.7   95,159,170
Non-Qualified XI                                  18.267               21.046   15.21%     (4)       62,760.2    1,320,826
Annuity contracts in payment period                                                                            124,009,682
---------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
Non-Qualified V                                  $12.493              $13.172    5.44%            1,191,139.0   15,690,073
Non-Qualified V (0.75)                            12.546               13.278    5.84%            1,986,262.7   26,373,908
Non-Qualified VI                                  11.403               12.029    5.49%               52,906.8      636,419
Non-Qualified VII                                 12.294               12.948    5.32%            1,192,729.1   15,442,517
Non-Qualified IX                                  12.417               13.156    5.95%     (2)       35,275.2      464,100
Non-Qualified X                                   12.747               13.179    3.39%     (4)      513,330.2    6,764,977
Non-Qualified XI                                  11.639               12.035    3.40%     (4)        1,301.6       15,665
Annuity contracts in payment period                                                                              3,599,543
---------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
Non-Qualified V                                  $11.453              $11.805    3.08%            1,039,068.9   12,266,715
Non-Qualified V (0.75)                            11.502               11.900    3.46%            2,073,314.1   24,673,106
Non-Qualified VI                                  11.170               11.518    3.12%               78,226.0      901,024
Non-Qualified VII                                 11.394               11.730    2.95%            5,815,030.3   68,214,539
Non-Qualified IX                                  11.572               11.791    1.89%     (2)       24,802.6      292,456
Non-Qualified X                                   11.654               11.805    1.30%     (4)      667,171.3    7,876,282
Non-Qualified XI                                  11.368               11.518    1.32%     (4)        5,191.4       59,796
---------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
Non-Qualified V                                  $15.698              $18.671   18.94%            3,190,780.9   59,576,963
Non-Qualified V (0.75)                            15.765               18.821   19.39%            1,984,142.5   37,344,585
Non-Qualified VI                                  13.188               15.693   18.99%               49,566.0      777,834
Non-Qualified VII                                 15.445               18.349   18.80%            2,082,397.4   38,209,055
Non-Qualified IX                                  15.823               18.649   17.86%     (2)       26,426.6      492,837
Non-Qualified X                                   16.898               18.686   10.58%     (4)      494,257.2    9,235,898
Non-Qualified XI                                  14.199               15.705   10.61%     (4)        7,899.4      124,064
Annuity contracts in payment period                                                                             11,458,741
---------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:
Non-Qualified V                                  $15.633              $21.181   35.49%              929,864.8   19,695,624
Non-Qualified X                                   18.061               21.181   17.27%     (4)       85,908.3    1,819,638
---------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:
Non-Qualified V                                  $10.241              $12.409   21.17%              225,774.7    2,801,621
Non-Qualified V (0.75)                            10.256               12.473   21.62%              626,789.9    7,818,208
Non-Qualified IX                                  10.413               12.394   19.02%     (2)       29,386.4      364,218
Non-Qualified X                                   11.359               12.409    9.24%     (4)        7,601.6       94,328
---------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
Non-Qualified V                                  $12.999              $15.590   19.93%              282,449.4    4,403,452
Non-Qualified V (0.75)                            13.055               15.715   20.38%               78,625.8    1,235,636
Non-Qualified VII                                 12.970               15.537   19.79%              759,295.8   11,796,888
Non-Qualified IX                                  12.994               15.571   19.83%     (2)          863.5       13,446
Non-Qualified X                                   13.943               15.607   11.93%     (4)       21,580.2      336,814
---------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
Non-Qualified V                                  $12.430              $14.530   16.90%              161,731.9    2,349,981
Non-Qualified V (0.75)                            12.483               14.647   17.34%               81,837.1    1,198,650
Non-Qualified VII                                 12.402               14.480   16.76%              919,215.3   13,310,348
Non-Qualified IX                                  12.428               14.513   16.78%     (2)        7,825.3      113,566
Non-Qualified X                                   13.178               14.546   10.38%     (4)        6,568.0       95,540
---------------------------------------------------------------------------------------------------------------------------



                                      S-8


Variable Annuity Account B

Condensed Financial Information - Period Ended September 30, 1997 (Unaudited & continued):

---------------------------------------------------------------------------------------------------------------------------

                                                             Value           Increase (Decrease)     Units
                                                            Per Unit            in Value of        Outstanding   Reserves
                                               Beginning             End of    Accumulation          at End        at End
                                               of Period             Period       Unit              of Period    of Period
---------------------------------------------------------------------------------------------------------------------------

Aetna Legacy Variable Portfolio:
Non-Qualified V                                  $11.776              $13.294   12.89%              104,454.8   $1,388,681
Non-Qualified V (0.75)                            11.826               13.401   13.32%               33,372.6      447,238
Non-Qualified VII                                 11.751               13.250   12.76%            1,088,738.5   14,426,278
Non-Qualified IX                                  12.076               13.279    9.96%     (3)          364.5        4,840
Non-Qualified X                                   12.335               13.309    7.90%     (4)        2,294.3       30,536
Annuity contracts in payment period                                                                                648,325
---------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc:
 Capital Appreciation Portfolio:
Non-Qualified VII                                $10.856              $13.367   23.13%     (3)       95,521.5    1,276,807
---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Non-Qualified VII                                $11.084              $13.834   24.81%     (3)       73,859.4    1,021,806
---------------------------------------------------------------------------------------------------------------------------
 Index Plus Portfolio:
Non-Qualified V                                  $10.924              $14.100   29.08%              241,360.3    3,403,267
Non-Qualified V (0.75)                            10.940               14.174   29.56%              351,299.6    4,979,379
Non-Qualified VII                                 10.919               14.077   28.92%              791,292.9   11,138,898
Non-Qualified IX                                  11.345               14.083   24.13%     (2)       11,486.8      161,774
Annuity contracts in payment period                                                                                 12,050
---------------------------------------------------------------------------------------------------------------------------
 Small Company Portfolio:
Non-Qualified VII                                $10.603              $14.070   32.70%     (3)      176,064.3    2,477,299
Annuity contracts in payment period                                                                                 35,339
---------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
Non-Qualified VII                                $13.673              $16.437   20.21%              378,959.7    6,228,830
---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Non-Qualified V                                  $11.370              $14.667   29.01%              223,059.4    3,271,724
Non-Qualified V (0.75)                            11.418               14.785   29.49%              355,424.6    5,255,063
Non-Qualified VII                                 14.506               18.691   28.85%            3,020,580.1   56,458,113
Non-Qualified IX                                  11.648               14.650   25.77%     (2)        9,542.5      139,797
Non-Qualified X                                   12.631               14.667   16.12%     (4)       25,048.5      367,400
---------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:
Non-Qualified VII                                $12.578              $16.762   33.26%              867,024.2   14,532,986
---------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Non-Qualified VII                                $13.548              $17.014   25.58%              948,420.4   16,136,504
---------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:
Non-Qualified VII                                $15.417              $18.916   22.69%            1,579,873.1   29,884,640
---------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:
Non-Qualified V                                  $14.109              $16.606   17.70%              749,115.1   12,439,596
Non-Qualified V (0.75)                            14.169               16.739   18.14%              682,555.6   11,425,396
Non-Qualified VII                                 13.656               16.053   17.56%            3,216,994.6   51,643,544
Non-Qualified IX                                  12.869               16.586   28.88%     (2)       13,929.6      231,034
Non-Qualified X                                   13.595               16.606   22.15%     (4)       12,066.1      200,366
Annuity contracts in payment period                                                                                460,475
---------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio:
Non-Qualified V                                  $14.992              $17.708   18.11%               19,127.8      338,709
Non-Qualified V (0.75)                            15.056               17.850   18.56%               34,684.9      619,120
---------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Non-Qualified V                                  $12.475              $15.520   24.41%              313,180.5    4,860,678
Non-Qualified V (0.75)                            12.529               15.645   24.87%              648,188.9   10,140,900
Non-Qualified VII                                 15.013               18.655   24.26%            5,770,585.4  107,648,315
Non-Qualified IX                                  12.668               15.502   22.37%     (2)        6,924.3      107,339
Non-Qualified X                                   14.017               15.520   10.72%     (4)       12,668.2      196,616
---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Non-Qualified V                                  $11.402              $14.061   23.32%              216,302.5    3,041,461
Non-Qualified V (0.75)                            11.451               14.174   23.78%              419,276.6    5,942,857
Non-Qualified VII                                 15.734               19.380   23.17%            3,529,641.2   68,406,489
Non-Qualified IX                                  11.373               14.044   23.49%     (2)        8,582.0      120,528
Non-Qualified X                                   12.498               14.061   12.51%     (4)        3,945.1       55,473
---------------------------------------------------------------------------------------------------------------------------


                                      S-9

Variable Annuity Account B

Condensed Financial Information - Period Ended September 30, 1997 (Unaudited & continued):

---------------------------------------------------------------------------------------------------------------------------

                                                             Value           Increase (Decrease)     Units
                                                            Per Unit            in Value of        Outstanding   Reserves
                                               Beginning             End of    Accumulation          at End        at End
                                               of Period             Period       Unit              of Period    of Period
---------------------------------------------------------------------------------------------------------------------------

 High Income Portfolio:
Non-Qualified VII                                $12.031              $13.874   15.32%            2,149,385.1  $29,821,656
---------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Non-Qualified V                                  $11.238              $13.306   18.40%               48,860.6      650,157
Non-Qualified V (0.75)                            11.286               13.413   18.85%               94,804.0    1,271,628
Non-Qualified VII                                 12.439               14.710   18.26%              839,007.1   12,342,052
Non-Qualified IX                                  11.356               13.290   17.03%     (2)        2,182.5       29,006
---------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Non-Qualified VII                                $13.180              $15.402   16.87%              658,767.6   10,145,694
---------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Non-Qualified V                                  $12.540              $15.623   24.59%              420,697.7    6,572,735
Non-Qualified V (0.75)                            12.593               15.749   25.06%              660,201.4   10,397,408
Non-Qualified VII                                 13.943               17.350   24.44%            4,912,874.6   85,240,467
Non-Qualified IX                                  12.473               15.605   25.11%     (2)       14,153.9      220,867
Non-Qualified X                                   13.535               15.623   15.43%     (4)        9,309.6      145,447
---------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Non-Qualified VII                                $13.728              $17.540   27.77%            3,745,095.9   65,688,657
---------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Non-Qualified VII                                $10.784              $11.332    5.08%              565,060.3    6,403,284
---------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:
Non-Qualified VII                                $15.548              $19.882   27.88%            5,567,700.2  110,698,902
Annuity contracts in payment period                                                                                 47,771
---------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
Non-Qualified VII                                $10.534              $12.319   16.95%     (1)    1,188,295.8   14,638,749
---------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Non-Qualified VII                                $12.596              $16.784   33.25%            1,272,398.8   21,356,573
---------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Non-Qualified VII                                $13.119              $14.480   10.37%            3,421,242.7   49,539,085
---------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Non-Qualified VII                                $10.952              $12.338   12.66%            1,042,688.2   12,864,883
---------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Non-Qualified VII                                $10.748              $11.020    2.54%              708,686.7    7,809,837
---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Non-Qualified VII                                $11.099              $11.642    4.89%            1,081,708.3   12,593,511
---------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:
Non-Qualified VII                                $13.303              $14.757   10.93%            1,546,059.6   22,815,052
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Non-Qualified V                                  $13.850              $15.181    9.61%              467,047.3    7,090,059
Non-Qualified V (0.75)                            13.909               15.302   10.02%              436,667.3    6,682,143
Non-Qualified VII                                 13.879               15.194    9.48%            1,592,521.1   24,196,793
Non-Qualified IX                                  12.282               15.162   23.45%     (2)       10,881.1      164,983
Non-Qualified X                                   13.806               15.181    9.96%     (4)       20,034.2      304,132
---------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Non-Qualified V                                  $12.431              $14.704   18.28%              171,090.7    2,515,698
Non-Qualified V (0.75)                            12.484               14.822   18.72%              117,504.4    1,741,642
Non-Qualified VII                                 13.865               16.379   18.14%            1,388,762.1   22,746,988
Non-Qualified IX                                  12.742               14.686   15.26%     (2)        7,080.3      103,983
Non-Qualified X                                   13.554               14.704    8.48%     (4)        1,967.5       28,930
---------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Non-Qualified V                                  $13.040              $13.995    7.32%              105,753.8    1,480,057
Non-Qualified V (0.75)                            13.096               14.108    7.72%               89,551.3    1,263,365
Non-Qualified VII                                 12.995               13.930    7.19%              403,620.2    5,622,377
Non-Qualified IX                                  13.043               13.978    7.17%     (2)        2,458.6       34,368
---------------------------------------------------------------------------------------------------------------------------



                                      S-10

Variable Annuity Account B

Condensed Financial Information - Period Ended September 30, 1997 (Unaudited & continued):

---------------------------------------------------------------------------------------------------------------------------

                                                             Value           Increase (Decrease)     Units
                                                            Per Unit            in Value of        Outstanding   Reserves
                                               Beginning             End of    Accumulation          at End        at End
                                               of Period             Period       Unit              of Period    of Period
---------------------------------------------------------------------------------------------------------------------------

 Growth Portfolio:
Non-Qualified V                                  $12.716              $15.629   22.91%              185,405.3   $2,897,789
Non-Qualified V (0.75)                            12.770               15.755   23.37%              191,126.6    3,011,198
Non-Qualified VII                                 15.153               18.604   22.77%            1,705,200.0   31,722,694
Non-Qualified IX                                  12.975               15.611   20.32%     (2)        3,197.6       49,917
Non-Qualified X                                   13.985               15.629   11.76%     (4)          750.0       11,722
Annuity contracts in payment period                                                                                332,101
---------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:
Non-Qualified V                                  $10.602              $11.035    4.08%               11,346.2      125,204
Non-Qualified V (0.75)                            10.648               11.123    4.47%              110,000.3    1,223,590
Non-Qualified VII                                 11.036               11.473    3.96%              221,257.7    2,538,471
Non-Qualified IX                                  10.694               11.022    3.07%     (2)          517.6        5,705
---------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Non-Qualified V                                  $13.880              $17.421   25.51%              911,579.2   15,880,807
Non-Qualified V (0.75)                            13.940               17.561   25.98%            1,363,610.4   23,946,434
Non-Qualified VII                                 15.701               19.682   25.36%            6,139,679.0  120,841,954
Non-Qualified IX                                  14.460               17.400   20.33%     (2)       27,063.1      470,907
Non-Qualified X                                   15.851               17.421    9.90%     (4)       46,118.3      803,437
Annuity contracts in payment period                                                                              1,777,159
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Non-Qualified VII                                 $9.829              $10.823   10.11%              386,307.2    4,181,149
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                                  $13.132              $16.070   22.38%              164,092.9    2,637,088
Non-Qualified V (0.75)                            13.188               16.199   22.84%              107,119.5    1,735,306
Non-Qualified VII                                 13.056               15.959   22.24%              255,717.7    4,081,117
Non-Qualified IX                                  12.300               16.051   30.50%     (2)        4,569.2       73,343
Non-Qualified X                                   13.610               16.070   18.07%     (4)       19,616.4      315,249
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:
Non-Qualified VII                                $10.074              $12.559   24.66%     (2)    1,996,176.9   25,069,455
---------------------------------------------------------------------------------------------------------------------------
 Research Series:
Non-Qualified VII                                $10.970              $13.327   21.49%     (2)    2,428,057.0   32,359,825
---------------------------------------------------------------------------------------------------------------------------
 Total Return Series:
Non-Qualified VII                                $10.894              $12.707   16.63%     (2)    1,180,088.3   14,995,092
---------------------------------------------------------------------------------------------------------------------------
 Value Series:
Non-Qualified VII                                $10.334              $12.576   21.69%     (4)      217,924.6    2,740,713
---------------------------------------------------------------------------------------------------------------------------
 World Government Series:
Non-Qualified VII                                $10.471              $10.334   (1.30%)    (2)      115,237.7    1,190,874
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust -
 Growth Portfolio:
Non-Qualified V                                  $17.105              $22.348   30.65%              297,525.8    6,649,116
Non-Qualified V (0.75)                            17.178               22.527   31.14%              158,672.4    3,574,495
Non-Qualified IX                                  17.881               22.321   24.83%     (2)        2,370.9       52,922
Non-Qualified X                                   19.325               22.348   15.64%     (4)       20,548.0      459,207
Annuity contracts in payment period                                                                                372,112
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Capital Appreciation Fund:
Non-Qualified VII                                $10.725              $13.267   23.70%     (3)      116,902.3    1,550,903
---------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund:
Non-Qualified VII                                $10.457              $11.862   13.44%     (3)      139,202.2    1,651,188
---------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund:
Non-Qualified VII                                $10.497              $12.493   19.01%     (3)      328,198.4    4,100,373
---------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund:
Non-Qualified VII                                $10.167              $10.678    5.03%     (3)      124,647.8    1,330,985
---------------------------------------------------------------------------------------------------------------------------




                                      S-11


Variable Annuity Account B

Condensed Financial Information - Period Ended September 30, 1997 (Unaudited & continued):

---------------------------------------------------------------------------------------------------------------------------

                                                             Value           Increase (Decrease)     Units
                                                            Per Unit            in Value of        Outstanding   Reserves
                                               Beginning             End of    Accumulation          at End        at End
                                               of Period             Period       Unit              of Period    of Period
---------------------------------------------------------------------------------------------------------------------------

Scudder Variable Life Investment Fund -
 International Portfolio:
Non-Qualified V                                  $16.633              $19.055   14.56%              436,176.9   $8,311,365
Non-Qualified V (0.75)                            16.704               19.208   14.99%              280,801.8    5,393,661
Non-Qualified IX                                  16.632               19.032   14.43%     (2)        4,360.9       82,997
Non-Qualified X                                   18.287               19.055    4.20%     (4)        6,017.7      114,668
---------------------------------------------------------------------------------------------------------------------------
American Century Investments:
 Balanced Fund:
Non-Qualified VII                                $13.410              $15.441   15.15%              314,309.3    4,853,338
---------------------------------------------------------------------------------------------------------------------------
 Growth Fund:
Non-Qualified V                                  $13.298              $14.641   10.10%              685,936.7   10,042,970
Non-Qualified V (0.75)                            13.355               14.759   10.51%              465,399.6    6,868,819
Non-Qualified VI                                  11.222               12.361   10.15%               12,365.4      152,847
Non-Qualified VII                                 13.211               14.528    9.97%              962,512.7   13,983,722
Non-Qualified IX                                  11.682               14.624   25.18%     (2)       18,653.9      272,790
Non-Qualified X                                   12.518               14.641   16.96%     (4)      144,417.1    2,114,446
Non-Qualified XI                                  10.567               12.361   16.98%     (4)          646.7        7,993
---------------------------------------------------------------------------------------------------------------------------
 International Fund:
Non-Qualified VII                                $11.782              $14.357   21.85%              487,944.4    7,005,453
---------------------------------------------------------------------------------------------------------------------------

Non-Qualified 1964 - Individual  contracts issued from December 1, 1964 to
                     March 14, 1967.

Non-Qualified V    - Group Aetna Plus contracts issued in connection with
                     Deferred Compensation Plans issued since August 28, 1992.

Non-Qualified VI   - Certain existing contracts that were converted to ACES, an adminstrative system (previously valued under Non-Qualified I).

Non-Qualified VII  - Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since May 4, 1994.

Non-Qualified IX   - Group Aetna Plus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications effective April 7, 1997.

Non-Qualified X    - Group Aetna Plus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications effective May 29, 1997.

Non-Qualified XI   - Certain contracts previously valued under Non-Qualified VI having contract modifications effective May 29, 1997.



Notes to Condensed Financial Information:


(1) - Reflects less than a full year of performance activity.
      Funds were first received in this option during February 1997.
(2) - Reflects less than a full year of performance activity.
      Funds were first received in this option during April 1997.
(3) - Reflects less than a full year of performance activity.
      Funds were first received in this option during May 1997.
(4) - Reflects less than a full year of performance activity.
      Funds were first received in this option during June 1997.



See Notes to Financial Statements

Variable Annuity Account B


Notes to Financial Statements - September  30, 1997 (Unaudited):


1.   Summary of Significant Accounting Policies

     Variable Annuity Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 1997:

       Aetna Variable Fund                                           Insurance Management Series:
       Aetna Income Shares                                           [bullet]American Leaders Fund II
       Aetna Variable Encore Fund                                    [bullet][bullet]Equity Income Fund II
       Aetna Investment Advisers Fund, Inc.                          [bullet]Growth Strategies Fund II
       Aetna GET Fund, Series B                                      [bullet]High Income Bond Fund II
       Aetna GET Fund, Series C                                      [bullet]International Equity Fund II
       Aetna Ascent Variable Portfolio                               [bullet]Prime Money Fund II
       Aetna Crossroads Variable Portfolio                           [bullet]U.S. Government Securities Fund II
       Aetna Legacy Variable Portfolio                               [bullet]Utility Fund II
       Aetna Variable Portfolio, Inc.:                               Janus Aspen Series:
       [bullet]Capital Appreciation Portfolio                        [bullet]Aggressive Growth Portfolio
       [bullet]Growth Portfolio                                      [bullet]Balanced Portfolio
       [bullet]Index Plus Portfolio                                  [bullet]Flexible Income Portfolio
       [bullet]Small Company Portfolio                               [bullet]Growth Portfolio
       Alger American Funds:                                         [bullet]Short-Term Bond Portfolio
       [bullet]Balanced Portfolio                                    [bullet]Worldwide Growth Portfolio
       [bullet]Growth Portfolio                                      Lexington Fund Emerging Markets Fund
       [bullet]Income and Growth Portfolio                           Lexington Natural Resources Trust Fund
       [bullet]Leveraged AllCap Portfolio                            MFS Funds:
       [bullet]MidCap Portfolio                                      [bullet]Emerging Growth Series
       [bullet]Small Capitalization Portfolio                        [bullet]Research Series
       Calvert Responsibly Invested Balanced Portfolio               [bullet]Total Return Series
       Fidelity Investments Variable Insurance Products Fund:        [bullet]Value Series
       [bullet]Equity-Income Portfolio                               [bullet]World Government Series
       [bullet]Growth Portfolio                                      Neuberger & Berman Advisers Management Trust -
       [bullet]High Income Portfolio                                     Growth Portfolio
       [bullet]Overseas Portfolio                                    Oppenheimer Funds:
       Fidelity Investments Variable Insurance Products Fund II:     [bullet]Capital Appreciation Fund
       [bullet]Asset Manager Portfolio                               [bullet]Global Securities Fund
       [bullet]Contrafund Portfolio                                  [bullet]Growth & Income Fund
       [bullet]Index 500 Portfolio                                   [bullet]Strategic Bond Fund
       [bullet]Investment Grade Bond Portfolio                       Scudder Variable Life Investment Fund -
                                                                       International Portfolio.:
                                                                     American Century Investments:
                                                                     [bullet]Balanced Fund
                                                                     [bullet]Growth Fund
                                                                     [bullet]International Fund

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     d.  Annuity Reserves
     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended September 30, 1997 and September 30, 1996 aggregated $952,245,003 and $407,504,790; $654,012,777 and
     $255,204,859, respectively.

Variable Annuity Account B

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Period Ended September 30, 1997

--------------------------------------------------------------------------------------------------------------------------------


                                                               Valuation      Proceeds          Cost of              Net
                                                                 Period         from           Investments         Realized
                                            Dividends          Deductions       Sales             Sold            Gain (Loss
--------------------------------------------------------------------------------------------------------------------------------

Aetna Variable Fund:                        $37,724,926      ($6,749,715)     $47,355,137      $38,498,270       $8,856,867
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                          1,864,035         (551,616)      10,202,086        9,658,871          543,215
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                   4,149,350       (1,005,952)     118,254,855      120,485,173       (2,230,318)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:        13,237,287       (1,208,043)       9,204,012        7,317,617        1,886,395
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                     3,290,890         (207,464)         846,187          546,550          299,637
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                        82,970          (87,387)         572,510          520,924           51,586
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                153,346         (109,968)       2,264,765        1,970,575          294,190
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:            162,207         (108,443)       1,014,000          837,354          176,646
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                185,742         (114,833)         707,861          637,589           70,272
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc:
 Capital Appreciation Portfolio:                      0           (2,356)          46,820           40,089            6,731
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                     0           (2,039)          86,865           73,714           13,151
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Index Plus Portfolio:                                 0          (82,479)       1,522,575        1,241,685          280,890
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Small Company Portfolio:                              0           (3,850)          20,966           18,613            2,353
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                            142,299          (52,841)         495,137          690,834         (195,697)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              506,477         (550,331)      11,241,313        9,399,886        1,841,427
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                   401,543         (105,780)       1,048,281        1,960,099         (911,818)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------



                                      S-15

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Net
                                           Net Unrealized                   Net       Increase (Decrease)
                                             Gain (Loss)                 Change in       In Net Assets           Net Assets
                                      Beginning            End           Unrealized       from Unit      Beginning           End
                                      of Period         of Period        Gain (Loss)     Transactions    of Period        of Period
------------------------------------------------------------------------------------------------------------------------------------

Aetna Variable Fund:                  $59,979,314       $257,190,837     $197,211,523     $49,982,347
Annuity contracts in accumulation                                                                       $644,728,031    $897,476,513
Annuity contracts in payment period                                                                       89,732,216     124,009,682
------------------------------------------------------------------------------------------------------------------------------------

Aetna Income Shares:                      379,633          2,264,125        1,884,492      (4,870,961)
Annuity contracts in accumulation                                                                         66,534,546      65,387,657
Annuity contracts in payment period                                                                        3,583,489       3,599,543
------------------------------------------------------------------------------------------------------------------------------------

Aetna Variable Encore Fund:              (540,607)         1,922,652        2,463,259       4,125,579
Annuity contracts in accumulation                                                                        106,781,998     114,283,916
------------------------------------------------------------------------------------------------------------------------------------

Aetna Investment Advisers Fund, Inc.:  15,114,435         26,343,271       11,228,836       4,730,806
Annuity contracts in accumulation                                                                        119,402,212     145,761,236
Annuity contracts in payment period                                                                        7,942,484      11,458,741
------------------------------------------------------------------------------------------------------------------------------------

Aetna GET Fund, Series B:               4,487,610          6,814,908        2,327,298        (528,437)
Annuity contracts in accumulation                                                                         16,333,339      21,515,263
------------------------------------------------------------------------------------------------------------------------------------

Aetna GET Fund, Series C:                 144,834          2,067,704        1,922,870        (172,940)
Annuity contracts in accumulation                                                                          9,281,276      11,078,375
------------------------------------------------------------------------------------------------------------------------------------

Aetna Ascent Variable Portfolio:          276,453          2,344,612        2,068,159       9,741,842
Annuity contracts in accumulation                                                                          5,638,668      17,786,237
------------------------------------------------------------------------------------------------------------------------------------

Aetna Crossroads Variable Portfolio:      151,493          1,967,236        1,815,743       9,726,232
Annuity contracts in accumulation                                                                          5,295,700      17,068,085
------------------------------------------------------------------------------------------------------------------------------------

Aetna Legacy Variable Portfolio:           46,576          1,466,292        1,419,716       9,198,014
Annuity contracts in accumulation                                                                          6,186,987      16,297,573
Annuity contracts in payment period                                                                                          648,325
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc:
 Capital Appreciation Portfolio:                0             63,469           63,469       1,208,963
Annuity contracts in accumulation                                                                                  0       1,276,807
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                               0             62,071           62,071         948,623
Annuity contracts in accumulation                                                                                  0       1,021,806
------------------------------------------------------------------------------------------------------------------------------------
Index Plus Portfolio:                      (4,046)         1,882,631        1,886,677      15,624,908
Annuity contracts in accumulation                                                                          1,985,372      19,683,318
Annuity contracts in payment period                                                                                           12,050
------------------------------------------------------------------------------------------------------------------------------------
Small Company Portfolio:                        0            169,712          169,712        (132,876)
Annuity contracts in accumulation                                                                                  0       2,477,299
Annuity contracts in payment period                                                                                0          35,339
------------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                     (461,380)           597,081        1,058,461       1,499,317
Annuity contracts in accumulation                                                                          3,777,291       6,228,830
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                      2,349,936         14,482,639       12,132,703       8,016,818
Annuity contracts in accumulation                                                                         43,545,003      65,492,097
------------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:            (828,912)         2,653,508        3,482,420       5,195,034
Annuity contracts in accumulation                                                                          6,471,587      14,532,986
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Period Ended September 30, 1997

--------------------------------------------------------------------------------------------------------------------------------


                                                                Valuation       Proceeds         Cost of             Net
                                                                 Period           from         Investments         Realized
                                            Dividends           Deductions       Sales            Sold            Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------

 Leveraged AllCap Portfolio:                         $0        ($141,769)      $4,850,330       $4,352,022         $498,308
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 MidCap Growth Portfolio:                       350,028         (245,220)      13,756,518       12,108,774        1,647,744
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:              2,260,717         (574,456)      38,096,032       38,127,007          (30,975)
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio:      0           (4,930)         133,837          132,656            1,181
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:                     7,870,976         (969,238)      11,672,331       10,203,470        1,468,861
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                            2,159,319         (671,279)       9,351,302        8,861,132          490,170
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                       1,270,071         (223,963)       1,728,249        1,635,705           92,544
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                            863,493         (118,612)       2,227,956        1,996,280          231,676
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       761,827          (82,017)         512,532          467,919           44,613
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                        1,931,363         (771,940)       8,425,279        6,774,129        1,651,150
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                         1,159,193         (520,474)      11,964,110        9,388,443        2,575,667
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:               277,920          (55,868)         792,831          797,383           (4,552)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                    2,033,587         (873,258)       1,238,783          797,309          441,474
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:                          52,763          (47,713)         173,696          153,762           19,934
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                      63,162         (135,927)         393,575          294,301           99,274
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                    2,232,254         (392,662)       4,297,286        3,984,630          312,656
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                    8,680          (91,508)         645,696          561,875           83,821
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------


                                      S-17


-------------------------------------------------------------------------------------------------------------------------------
                                                                                        Net
                                         Net Unrealized                  Net       Increase (Decrease)
                                           Gain (Loss)                Change in      In Net Assets        Net Assets
                                    Beginning           End           Unrealized       from Unit      Beginning         End
                                    of Period        of Period        Gain (Loss)    Transactions     of Period      of Period
-------------------------------------------------------------------------------------------------------------------------------

 Leveraged AllCap Portfolio:         $220,810        $3,101,881       $2,881,071       $1,479,166
Annuity contracts in accumulation                                                                    $11,419,728    $16,136,504
-------------------------------------------------------------------------------------------------------------------------------
 MidCap Growth Portfolio:             682,424         4,083,691        3,401,267        4,888,094
Annuity contracts in accumulation                                                                     19,842,727     29,884,640
-------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:     (495,260)        8,940,242        9,435,502        6,558,194
Annuity contracts in accumulation                                                                     58,751,429     75,939,936
Annuity contracts in payment period                                                                                     460,475
-------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested
Balanced Portfolio:                      (881)          129,310          130,191          234,750
Annuity contracts in accumulation                                                                        596,637        957,829
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:           5,773,475        18,508,843       12,735,368       29,367,383
Annuity contracts in accumulation                                                                     72,480,497    122,953,847
-------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                  3,258,300        15,428,760       12,170,460        5,489,654
Annuity contracts in accumulation                                                                     57,928,484     77,566,808
-------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:               814,429         2,954,061        2,139,632       11,833,908
Annuity contracts in accumulation                                                                     14,709,464     29,821,656
-------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                  743,689         1,764,382        1,020,693        2,592,323
Annuity contracts in accumulation                                                                      9,703,271     14,292,844
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:             484,182           985,052          500,870        2,989,938
Annuity contracts in accumulation                                                                      5,931,464     10,146,695
-------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:              6,210,754        21,740,976       15,530,222       27,697,513
Annuity contracts in accumulation                                                                     56,538,618    102,576,926
-------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:               2,241,040        10,787,921        8,546,881       26,547,020
Annuity contracts in accumulation                                                                     27,380,370     65,688,657
-------------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:     175,829           229,220           53,391        1,370,716
Annuity contracts in accumulation                                                                      4,761,677      6,403,284
-------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:          8,810,467        27,803,358       18,992,891       29,024,924
Annuity contracts in accumulation                                                                     61,127,055    110,698,902
Annuity contracts in payment period                                                                                      47,771
-------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:                     0           802,800          802,800       13,810,965
Annuity contracts in accumulation                                                                              0     14,638,749
-------------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:           733,393         4,953,212        4,219,819        9,928,067
Annuity contracts in accumulation                                                                      7,182,178     21,356,573
-------------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:          1,022,582         2,848,732        1,826,150       18,409,550
Annuity contracts in accumulation                                                                     27,151,137     49,539,085
-------------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:        307,602         1,401,050        1,093,448        5,834,852
Annuity contracts in accumulation                                                                      5,935,590     12,864,883
-------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Period Ended September 30, 1997

---------------------------------------------------------------------------------------------------------------------------------


                                                               Valuation        Proceeds         Cost of              Net
                                                                Period            from         Investments          Realized
                                              Dividends        Deductions        Sales            Sold             Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------

 Prime Money Fund II:                          $268,398         ($80,146)      $6,315,251       $6,315,251               $0
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:            366,225         (102,447)       2,093,431        2,087,121            6,310
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                               838,523         (205,591)       1,008,992          786,894          222,098
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                         0         (299,872)      16,900,783       16,578,039          322,744
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                            522,071         (196,229)       1,584,011        1,315,242          268,769
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                     275,200          (63,828)         907,455          886,687           20,768
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              857,995         (297,376)       1,713,320        1,361,081          352,239
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                      62,602          (27,084)       6,315,169        6,300,512           14,657
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                  1,731,299       (1,113,695)      10,448,820        7,431,111        3,017,709
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                  2,717          (41,097)       3,415,868        3,217,637          198,231
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:         208,866          (61,151)       2,140,114        1,801,484          338,630
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                              0         (173,298)       9,105,658        8,786,330          319,328
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                     0         (198,433)         499,881          403,908           95,973
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                                 0          (95,582)         379,870          318,795           61,075
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                        0          (12,606)         124,001          115,348            8,653
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                        15,502           (8,432)          60,435           60,077              358
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust -
 Growth Portfolio:                              741,183          (73,967)       5,940,393        5,818,022          122,371
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------

                                      S-19


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Net
                                             Net Unrealized               Net         Increase (Decrease)
                                               Gain (Loss)              Change in        In Net Assets         Net Assets
                                         Beginning        End           Unrealized         from Unit      Beginning          End
                                         of Period      of Period       Gain (Loss)      Transactions     of Period       of Period
------------------------------------------------------------------------------------------------------------------------------------

 Prime Money Fund II:                           $0              $0               $0        ($122,733)
Annuity contracts in accumulation                                                                        $7,744,318       $7,809,837
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:        73,398         287,888          214,490        4,452,724
Annuity contracts in accumulation                                                                         7,656,209       12,593,511
------------------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                        1,730,892       2,932,707        1,201,815        3,983,713
Annuity contracts in accumulation                                                                        16,774,494       22,815,052
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:              534,823       4,002,458        3,467,635        3,405,543
Annuity contracts in accumulation                                                                        31,542,060       38,438,110
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                       373,883       3,175,022        2,801,139       11,967,247
Annuity contracts in accumulation                                                                        11,774,244       27,137,241
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                 73,395         342,998          269,603        2,751,207
Annuity contracts in accumulation                                                                         5,147,217        8,400,167
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                       1,093,423       6,438,332        5,344,909       10,883,500
Annuity contracts in accumulation                                                                        20,884,154       37,693,320
Annuity contracts in payment period                                                                                          332,101
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                (27,376)         35,336           62,712        1,859,471
Annuity contracts in accumulation                                                                         1,920,611        3,892,969
------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:             5,151,123      27,661,395       22,510,272       71,102,422
Annuity contracts in accumulation                                                                        66,472,691      161,943,539
Annuity contracts in payment period                                                                                        1,777,159
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:           (66,591)         (9,170)          57,421        1,447,917
Annuity contracts in accumulation                                                                         2,515,960        4,181,149
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:    538,139       1,559,752        1,021,613        2,582,361
Annuity contracts in accumulation                                                                         4,751,784        8,842,103
------------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                   (85,796)      3,883,240        3,969,036       11,956,381
Annuity contracts in accumulation                                                                         8,998,008       25,069,455
------------------------------------------------------------------------------------------------------------------------------------
 Research Series:                          204,764       4,259,313        4,054,549       21,631,224
Annuity contracts in accumulation                                                                         6,776,512       32,359,825
------------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                       72,010       1,526,807        1,454,797        9,358,432
Annuity contracts in accumulation                                                                         4,216,370       14,995,092
------------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                 935         293,802          292,867        2,242,958
Annuity contracts in accumulation                                                                           208,841        2,740,713
------------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                    9,304           6,505           (2,799)         778,332
Annuity contracts in accumulation                                                                           407,913        1,190,874
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust - Growth Portfolio:       (6,666)      1,608,933        1,615,599          460,092
Annuity contracts in accumulation                                                                         8,242,574       10,735,740
Annuity contracts in payment period                                                                                          372,112
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Period Ended September 30, 1997

--------------------------------------------------------------------------------------------------------------------------------


                                                                 Valuation      Proceeds         Cost of             Net
                                                                  Period         from           Investments        Realized
                                              Dividends          Deductions      Sales             Sold           Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Funds:
  Capital Appreciation Fund:                         $0          ($2,803)        $127,799         $112,717          $15,082
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
  Global Securities Fund:                             0           (4,457)           9,001            8,335              666
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
  Growth & Income Fund:                           8,331           (8,349)             644              620               24
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
  Strategic Bond Fund:                           30,655           (3,793)          46,134           45,691              443
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                       275,557         (102,024)       3,385,477        2,622,924          762,553
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
American Century Investments.:
 Balanced Fund:                                 199,265          (42,207)         306,825          276,661           30,164
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                   725,963         (305,218)      17,987,339       21,422,740       (3,435,402)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 International Fund:                            176,899          (63,006)       1,544,406        1,236,262          308,144
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B            $92,503,676     ($20,446,622)    $407,504,790     $383,844,129      $23,660,660
================================================================================================================================


                                      S-21

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Net
                                              Net Unrealized                 Net      Increase (Decrease)
                                                Gain (Loss)               Change in      In Net Assets         Net Assets
                                          Beginning         End           Unrealized       from Unit     Beginning          End
                                          of Period      of Period        Gain (Loss)    Transactions    of Period       of Period
------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Funds:
  Capital Appreciation Fund:                      $0        $102,992       $102,992       $1,435,632
Annuity contracts in accumulation                                                                                $0       $1,550,903
------------------------------------------------------------------------------------------------------------------------------------
  Global Securities Fund:                          0          93,626         93,626        1,561,353
Annuity contracts in accumulation                                                                                 0        1,651,188
------------------------------------------------------------------------------------------------------------------------------------
  Growth & Income Fund:                            0         226,283        226,283        3,874,084
Annuity contracts in accumulation                                                                                 0        4,100,373
------------------------------------------------------------------------------------------------------------------------------------
  Strategic Bond Fund:                             0           5,757          5,757        1,297,923
Annuity contracts in accumulation                                                                                 0        1,330,985
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                  1,510,449       2,264,798        754,349          162,129
Annuity contracts in accumulation                                                                        12,050,127       13,902,691
------------------------------------------------------------------------------------------------------------------------------------
American Century Investments.:
 Balanced Fund:                              145,325         538,689        393,364        1,281,396
Annuity contracts in accumulation                                                                         2,991,356        4,853,338
------------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                             (1,588,390)      4,087,234      5,675,624      (13,586,542)
Annuity contracts in accumulation                                                                        44,369,162       33,443,587
------------------------------------------------------------------------------------------------------------------------------------
 International Fund:                         375,835       1,141,167        765,332        1,111,490
Annuity contracts in accumulation                                                                         4,706,594        7,005,453
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B        $122,191,053    $515,222,103   $393,031,050     $470,228,540 $1,848,811,724   $2,810,266,329
====================================================================================================================================

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1996:

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 22,674,496 shares (cost $674,480,933) ..............................................           $  734,460,247
  Aetna Income Shares; 5,554,723 shares (cost $69,738,402) ................................................               70,118,035
  Aetna Variable Encore Fund; 8,093,492 shares (cost $107,322,605) ........................................              106,781,998
  Aetna Investment Advisers Fund, Inc; 8,423,410 shares (cost $112,230,262) ...............................              127,344,696
  Aetna GET Fund, Series B; 1,148,634 shares (cost $11,845,728) ...........................................               16,333,339
  Aetna GET Fund, Series C; 907,283 shares (cost $9,136,442) ..............................................                9,281,276
  Aetna Ascent Variable Portfolio; 446,824 shares (cost $5,362,215) .......................................                5,638,668
  Aetna Crossroads Variable Portfolio; 442,088 shares (cost $5,144,208) ...................................                5,295,700
  Aetna Legacy Variable Portfolio; 549,727 shares (cost $6,140,411) .......................................                6,186,987
  Aetna Variable Index Plus Portfolio; 182,043 shares (cost $1,989,418) ...................................                1,985,372
  Alger American Funds:
    Balanced Portfolio; 408,798 shares (cost $4,238,672) ..................................................                3,777,291
    Growth Portfolio; 1,268,424 shares (cost $41,195,068) .................................................               43,545,003
    Income and Growth Portfolio; 768,597 shares (cost $7,300,499) .........................................                6,471,587
    Leveraged AllCap Portfolio; 589,862 shares (cost $11,198,918) .........................................               11,419,728
    MidCap Portfolio; 929,402 shares (cost $19,160,303) ...................................................               19,842,727
    Small Capitalization Portfolio; 1,436,114 shares (cost $59,246,689) ...................................               58,751,429
  Calvert Responsibly Invested Balanced Portfolio; 336,323 shares (cost $597,518) .........................                  596,637
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 3,446,529 shares (cost $66,707,023) ..........................................               72,480,497
    Growth Portfolio; 1,860,260 shares (cost $54,670,184) .................................................               57,928,484
    High Income Portfolio; 1,174,877 shares (cost $13,895,035) ............................................               14,709,464
    Overseas Portfolio; 515,036 shares (cost $8,959,583) ..................................................                9,703,271
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 350,352 shares (cost $5,447,282) .............................................                5,931,464
    Contrafund Portfolio; 3,414,168 shares (cost $50,327,864) .............................................               56,538,618
    Index 500 Portfolio; 307,196 shares (cost $25,139,330) ................................................               27,380,370
    Investment Grade Bond Portfolio; 389,026 shares (cost $4,585,849) .....................................                4,761,677
  Insurance Management Series:
    American Leaders Fund II; 4,005,705 shares (cost $52,316,587) .........................................               61,127,055
    Growth Strategies Fund II; 561,108 shares (cost $6,448,785) ...........................................                7,182,178
    High Income Bond Fund II; 2,651,478 shares (cost $26,128,555) .........................................               27,151,137
    International Equity Fund II; 531,863 shares (cost $5,627,988) ........................................                5,935,590
    Prime Money Fund II; 7,744,318 shares (cost $7,744,318) ...............................................                7,744,318
    US Government Securities Fund II; 758,792 shares (cost $7,582,811) ....................................                7,656,209
    Utility Fund II; 1,420,364 shares (cost $15,043,602) ..................................................               16,774,494
 Janus Aspen Series:
    Aggressive Growth Portfolio; 1,729,280 shares (cost $31,007,236) ......................................               31,542,060
    Balanced Portfolio; 797,173 shares (cost $11,400,361) .................................................               11,774,244
    Flexible Income Portfolio; 457,937 shares (cost $5,073,822) ...........................................                5,147,217
    Growth Portfolio; 1,346,496 shares (cost $19,790,729) .................................................               20,884,154
    Short-Term Bond Portfolio; 192,639 shares (cost $1,947,988) ...........................................                1,920,611
    Worldwide Growth Portfolio; 3,419,377 shares (cost $61,321,568) .......................................               66,472,691
  Lexington Emerging Markets Fund; 249,599 shares (cost $2,582,550) .......................................                2,515,960
  Lexington Natural Resources Trust Fund; 332,525 shares (cost $4,213,645) ................................                4,751,784
 MFS Funds:
    Emerging Growth Series; 679,608 shares (cost $9,083,804) ..............................................                8,998,008
    Research Series; 516,109 shares (cost $6,571,748) .....................................................                6,776,512
    Total Return Series; 307,540 shares (cost $4,144,359) .................................................                4,216,370
    Value Series; 19,591 shares (cost $207,906) ...........................................................                  208,841
    Worldwide Government Series; 38,555 shares (cost $398,609) ............................................                  407,913
  Neuberger & Berman Advisers Management Trust -
    Growth Portfolio; 319,727 shares (cost $8,249,239) ....................................................                8,242,574
  Scudder Variable Life Investment Fund -
    International Portfolio; 909,444 shares (cost $10,539,678) ............................................               12,050,127

Variable Annuity Account B

  TCI Portfolios, Inc:
    Balanced Fund; 396,732 shares (cost $2,846,031) .......................................................           $    2,991,356
    Growth Fund; 4,332,926 shares (cost $45,957,552) ......................................................               44,369,162
    International Fund; 789,697 shares (cost $4,330,759) ..................................................                4,706,594
                                                                                                                      --------------
NET ASSETS  (cost $1,726,620,671) .........................................................................           $1,848,811,724
                                                                                                                      ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
 Aetna Variable Fund:
   Annuity contracts in accumulation ......................................................................           $  644,728,031
   Annuity contracts in payment period ....................................................................               89,732,216
 Aetna Income Shares:
   Annuity contracts in accumulation ......................................................................               66,534,546
   Annuity contracts in payment period ....................................................................                3,583,489
 Aetna Variable Encore Fund:
   Annuity contracts in accumulation ......................................................................              106,781,998
 Aetna Investment Advisers Fund, Inc:
   Annuity contracts in accumulation ......................................................................              119,402,212
   Annuity contracts in payment period ....................................................................                7,942,484
 Aetna GET Fund, Series B:
   Annuity contracts in accumulation ......................................................................               16,333,339
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation ......................................................................                9,281,276
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,638,668
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,295,700
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                6,186,987
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation ......................................................................                1,985,372
 Alger American Funds:
   Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                3,777,291
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               43,545,003
   Income and Growth Portfolio:
   Annuity contracts in accumulation ......................................................................                6,471,587
   Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ......................................................................               11,419,728
   MidCap Portfolio:
   Annuity contracts in accumulation ......................................................................               19,842,727
   Small Capitalization Portfolio:
   Annuity contracts in accumulation ......................................................................               58,751,429
 Calvert Responsibly Invested Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                  596,637
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation ......................................................................               72,480,497
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               57,928,484
   High Income Portfolio:
   Annuity contracts in accumulation ......................................................................               14,709,464
   Overseas Portfolio:
   Annuity contracts in accumulation ......................................................................                9,703,271
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation ......................................................................                5,931,464

Variable Annuity Account B

  Contrafund Portfolio:
  Annuity contracts in accumulation .......................................................................           $   56,538,618
  Index 500 Portfolio:
  Annuity contracts in accumulation .......................................................................               27,380,370
  Investment Grade Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                4,761,677
Insurance Management Series:
  American Leaders Fund II:
  Annuity contracts in accumulation .......................................................................               61,127,055
  Growth Strategies Fund II:
  Annuity contracts in accumulation .......................................................................                7,182,178
  High Income Bond Fund II:
  Annuity contracts in accumulation .......................................................................               27,151,137
  International Equity Fund II:
  Annuity contracts in accumulation .......................................................................                5,935,590
  Prime Money Fund II:
  Annuity contracts in accumulation .......................................................................                7,744,318
  US Government Securities Fund II:
  Annuity contracts in accumulation .......................................................................                7,656,209
  Utility Fund II:
  Annuity contracts in accumulation .......................................................................               16,774,494
Janus Aspen Series:
  Aggressive Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               31,542,060
  Balanced Portfolio:
  Annuity contracts in accumulation .......................................................................               11,774,244
  Flexible Income Portfolio:
  Annuity contracts in accumulation .......................................................................                5,147,217
  Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               20,884,154
  Short-Term Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                1,920,611
  Worldwide Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               66,472,691
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .......................................................................                2,515,960
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .......................................................................                4,751,784
MFS Funds:
  Emerging Growth Series:
  Annuity contracts in accumulation .......................................................................                8,998,008
  Research Series:
  Annuity contracts in accumulation .......................................................................                6,776,512
  Total Return Series:
  Annuity contracts in accumulation .......................................................................                4,216,370
  Value Series:
  Annuity contracts in accumulation .......................................................................                  208,841
  Worldwide Government Series:
  Annuity contracts in accumulation .......................................................................                  407,913
Neuberger & Berman Advisers Management  Trust - Growth Portfolio:
  Annuity contracts in accumulation .......................................................................                8,242,574
Scudder Variable Life Investment Fund - International Portfolio:
  Annuity contracts in accumulation .......................................................................               12,050,127
TCI Portfolios, Inc:
  Balanced Fund:
  Annuity contracts in accumulation .......................................................................                2,991,356

Variable Annuity Account B

Growth Fund:
Annuity contracts in accumulation .........................................................................           $   44,369,162
International Fund:
Annuity contracts in accumulation .........................................................................                4,706,594
                                                                                                                      --------------
                                                                                                                      $1,848,811,724
                                                                                                                      ==============





















See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets

                                                                                                    Year Ended December 31,
                                                                                                 1996                    1995
                                                                                                 ----                    ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................................         $   120,367,178          $   112,097,675
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................................             (17,483,870)             (11,786,592)
                                                                                           ---------------          ---------------
Net investment income ............................................................             102,883,308              100,311,083
                                                                                           ---------------          ---------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................................             365,025,974              495,934,611
  Cost of investments sold .......................................................             347,598,566              463,921,121
                                                                                           ---------------          ---------------
    Net realized gain ............................................................              17,427,408               32,013,490
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of year ..............................................................              28,746,944              (44,356,052)
  End of year ....................................................................             122,191,053               28,746,944
                                                                                           ---------------          ---------------
    Net change in unrealized gain ................................................              93,444,109               73,102,996
                                                                                           ---------------          ---------------
Net realized and unrealized gain on investments ..................................             110,871,517              105,116,486
                                                                                           ---------------          ---------------
Net increase in net assets resulting from operations .............................             213,754,825              205,427,569
                                                                                           ---------------          ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................................             538,586,667              178,474,387
Sales and administrative charges deducted by the Company .........................                 (17,370)                 (34,250)
                                                                                           ---------------          ---------------
    Net variable annuity contract purchase payments ..............................             538,569,297              178,440,137
Transfers from the Company for mortality guarantee adjustments ...................                 690,779                1,565,140
Transfers from the Company's fixed account options ...............................              50,549,121                4,144,061
Redemptions by contract holders ..................................................             (73,738,526)             (46,390,791)
Annuity Payments .................................................................             (12,108,943)              (9,198,421)
Other ............................................................................                 159,467                1,143,373
                                                                                           ---------------          ---------------
    Net increase in net assets from unit transactions (Note 5) ...................             504,121,195              129,703,499
                                                                                           ---------------          ---------------
Change in net assets .............................................................             717,876,020              335,131,068
NET ASSETS:
Beginning of year ................................................................           1,130,935,704              795,804,636
                                                                                           ---------------          ---------------
End of year ......................................................................         $ 1,848,811,724          $ 1,130,935,704
                                                                                           ===============          ===============





See Notes to Financial Statements

Variable Annuity Account B


Notes to Financial Statements - December 31, 1996


1.   Summary of Significant Accounting Policies

     Variable Annuity Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


       Aetna Variable Fund                                           Insurance Management Series:
       Aetna Income Shares                                           [bullet]American Leaders Fund II
       Aetna Variable Encore Fund                                    [bullet]Growth Strategies Fund II
       Aetna Investment Advisers Fund, Inc.                          [bullet]High Income Bond Fund II
       Aetna GET Fund, Series B                                      [bullet]International Equity Fund II
       Aetna GET Fund, Series C                                      [bullet]Prime Money Fund II
       Aetna Ascent Variable Portfolio                               [bullet]U.S. Government Securities Fund II
       Aetna Crossroads Variable Portfolio                           [bullet]Utility Fund II
       Aetna Legacy Variable Portfolio                               Janus Aspen Series:
       Aetna Variable Index Plus Portfolio                           [bullet]Aggressive Growth Portfolio
       Alger American Funds:                                         [bullet]Balanced Portfolio
       [bullet]Balanced Portfolio                                    [bullet]Flexible Income Portfolio
       [bullet]Growth Portfolio                                      [bullet]Growth Portfolio
       [bullet]Income and Growth Portfolio                           [bullet]Short-Term Bond Portfolio
       [bullet]Leveraged AllCap Portfolio                            [bullet]Worldwide Growth Portfolio
       [bullet]MidCap Portfolio                                      Lexington Fund Emerging Markets Fund
       [bullet]Small Capitalization Portfolio                        Lexington Natural Resources Trust Fund
       Calvert Responsibly Invested Balanced Portfolio               MFS Funds:
       Fidelity Investments Variable Insurance Products Fund:        [bullet]Emerging Growth Series
       [bullet]Equity-Income Portfolio                               [bullet]Research Series
       [bullet]Growth Portfolio                                      [bullet]Total Return Series
       [bullet]High Income Portfolio                                 [bullet]Value Series
       [bullet]Overseas Portfolio                                    [bullet]World Government Series
       Fidelity Investments Variable Insurance Products Fund II:     Neuberger & Berman Advisers Management Trust -
       [bullet]Asset Manager Portfolio                               [bullet]Growth Portfolio
       [bullet]Contrafund Portfolio                                  Scudder Variable Life Investment Fund -
       [bullet]Index 500 Portfolio                                   [bullet]International Portfolio
       [bullet]Investment Grade Bond Portfolio                       [bullet]TCI Portfolios, Inc.:
                                                                     [bullet]Balanced Fund
                                                                     [bullet]Growth Fund
                                                                     [bullet]International Fund

     b.  Other
     Investment  transactions  are  accounted  for on a  trade  date  basis  and
     dividend  income  is  recorded  on  the  ex-dividend   date.  The  cost  of
     investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     d.  Annuity Reserves
     Annuity  reserves held in the Separate  Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $972,030,476 and $365,025,974; $725,949,193 and
     $495,934,611, respectively.

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

--------------------------------------------------------------------------------------------------------------------------------
                                                                 Valuation        Proceeds           Cost of             Net
                                                                  Period            from            Investments       Realized
                                               Dividends        Deductions          Sales              Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                         $77,000,986       ($7,148,689)      $96,146,932       $97,318,697      ($1,171,765)
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           4,527,825          (813,024)       19,585,006        18,826,116          758,890
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                    5,358,925        (1,043,955)       78,888,315        76,637,102        2,251,213
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:         11,247,847        (1,372,478)       16,403,009        13,386,571        3,016,438
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      1,055,590          (226,340)          915,330           681,610          233,720
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                         46,499           (14,753)          361,353           354,510            6,843
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                 235,037           (27,609)          317,740           277,917           39,823
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:             257,055           (29,943)          362,140           312,870           49,270
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                 363,749           (38,623)          406,948           384,407           22,541
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:              10,290            (2,403)          139,030           133,438            5,592
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                             775,351           (33,904)          244,368           332,405          (88,037)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                               758,872          (394,360)        6,990,444         6,528,212          462,232
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                  2,009,995           (55,929)          390,051           732,537         (342,486)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                      61,186          (116,503)        4,991,495         4,605,949          385,546
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                               190,158          (166,087)        3,198,308         3,039,709          158,599
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:                 184,900          (588,663)       31,506,275        29,929,826        1,576,449
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested                      44,676            (3,984)          141,022           137,780            3,242
 Balanced Portfolio:
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                        940,850          (608,164)        4,030,269         3,343,817          686,452
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             1,412,110          (540,670)        2,600,136         2,280,711          319,425
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                          178,909          (112,363)        1,318,057         1,318,142              (85)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Net
                                            Net Unrealized                              Increase
                                              Gain (Loss)                  Net         (Decrease)                 Net Assets
                                              -----------               Change in     In Net Assets               ----------
                                        Beginning         End          Unrealized       from Unit         Beginning          End
                                         of Year        of Year        Gain (Loss)     Transactions        of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                   ($8,051,873)    $59,979,314    $68,031,187       $4,966,306
Annuity contracts in accumulation                                                                      $530,231,821    $644,728,031
Annuity contracts in payment period                                                                      62,550,401      89,732,216
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                     3,224,044         379,633     (2,844,411)     ($9,600,618)
Annuity contracts in accumulation                                                                        74,693,652      66,534,546
Annuity contracts in payment period                                                                       3,395,721       3,583,489
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:              2,487,618        (540,607)    (3,028,225)     $22,111,260
Annuity contracts in accumulation                                                                        81,132,780     106,781,998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:   12,419,220      15,114,435      2,695,215         $602,270
Annuity contracts in accumulation                                                                       104,415,595     119,402,212
Annuity contracts in payment period                                                                       6,739,809       7,942,484
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                2,566,580       4,487,610      1,921,030        ($650,835)
Annuity contracts in accumulation                                                                        14,000,174      16,333,339
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                        0         144,834        144,834       $9,097,853
Annuity contracts in accumulation                                                                                 0       9,281,276
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:             5,570         276,453        270,883       $4,773,151
Annuity contracts in accumulation                                                                           347,383       5,638,668
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:         8,209         151,493        143,284       $4,409,627
Annuity contracts in accumulation                                                                           466,407       5,295,700
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:             1,609          46,576         44,967       $5,470,774
Annuity contracts in accumulation                                                                           323,579       6,186,987
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             0          (4,046)        (4,046)      $1,975,940
Annuity contracts in accumulation                                                                                (1)      1,985,372
------------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                         1,644        (461,380)      (463,024)      $2,897,855
Annuity contracts in accumulation                                                                           689,050       3,777,291
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (63,817)      2,349,936      2,413,753      $29,514,421
Annuity contracts in accumulation                                                                        10,790,085      43,545,003
------------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:               (6,769)       (828,912)      (822,143)      $4,660,630
Annuity contracts in accumulation                                                                         1,021,520       6,471,587
------------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                32,561         220,810        188,249       $8,946,454
Annuity contracts in accumulation                                                                         1,954,796      11,419,728
------------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                           7,193         682,424        675,231      $15,727,261
Annuity contracts in accumulation                                                                         3,257,565      19,842,727
------------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:            46,283        (495,260)      (541,543)     $32,655,969
Annuity contracts in accumulation                                                                        25,464,317      58,751,429
------------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested               (13,512)           (881)        12,631         $193,226
 Balanced Portfolio:
Annuity contracts in accumulation                                                                           346,846         596,637
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                  966,600       5,773,475      4,806,875      $51,230,275
Annuity contracts in accumulation                                                                        15,424,209      72,480,497
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (34,190)      3,258,300      3,292,490      $38,219,867
Annuity contracts in accumulation                                                                        15,225,262      57,928,484
------------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                     15,029         814,429        799,400      $12,636,277
Annuity contracts in accumulation                                                                         1,207,326      14,709,464
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

-----------------------------------------------------------------------------------------------------------------------
                                                               Valuation       Proceeds        Cost of           Net
                                                                Period           from         Investments     Realized
                                               Dividends      Deductions         Sales           Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                           $75,181         ($91,010)       $880,668       $813,434       $67,234
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                      119,231          (54,259)        540,553        465,407         75,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         146,164         (428,708)      5,044,449      4,308,117        736,332
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                          143,406         (203,362)      6,086,685      5,356,843        729,842
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:               45,797          (42,799)        882,619        925,636        (43,017)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                     857,970         (631,122)      6,368,961      4,596,688      1,772,273
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        405          (44,481)        119,084        103,727         15,357
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                   1,647,290         (260,987)      5,863,283      5,644,702        218,581
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                  10,567          (51,003)        250,169        236,027         14,142
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                          289,134          (87,958)     12,400,851     12,398,826          2,025
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:           367,608          (86,361)      5,011,311      5,085,345        (74,034)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                              547,259         (186,219)      1,034,753        867,262        167,491
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                  243,931         (266,292)      6,134,481      4,875,603      1,258,878
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                           181,099          (68,277)      2,812,822      2,536,688        276,134
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                    304,512          (43,754)      1,127,628      1,090,808         36,820
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             324,844         (141,840)      1,249,735      1,041,911        207,824
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     79,326          (23,159)      2,910,009      2,872,811         37,198
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                   642,050         (384,732)      4,899,145      3,899,490        999,655
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                     0          (27,131)      1,463,410      1,431,864         31,546
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:         15,653          (38,378)      2,192,808      1,809,743        383,065
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                               Net Unrealized
                                                                 Gain (Loss)                               Net
                                                                 -----------                            Change in
                                                    Beginning                      End                  Unrealized
                                                     of Year                     of Year                Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                                 $51,434                      $743,689               $692,255
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                             98,360                       484,182                385,822
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                               122,841                     6,210,754              6,087,913
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                                 70,864                     2,241,040              2,170,176
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                     11,466                       175,829                164,363
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                         2,916,888                     8,810,467              5,893,579
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                            3,614                       733,393                729,779
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                           229,008                     1,022,582                793,574
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                        43,172                       307,602                264,430
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                                 (1,182)                            0                  1,182
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:                  75,600                        73,398                 (2,202)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                    799,746                     1,730,892                931,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                      1,164,909                       534,823               (630,086)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                                  26,040                       373,883                347,843
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                           29,809                        73,395                 43,586
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                    84,852                     1,093,423              1,008,571
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                            1,330                       (27,376)               (28,706)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                         253,639                     5,151,123              4,897,484
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      (4,024)                      (66,591)               (62,567)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:              188,717                       538,139                349,422
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                               $6,948,020
Annuity contracts in accumulation                                         $2,011,591                 $9,703,271
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                          $4,043,035
Annuity contracts in accumulation                                          1,362,489                  5,931,464
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                            $38,043,675
Annuity contracts in accumulation                                         11,953,242                 56,538,618
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                             $22,367,490
Annuity contracts in accumulation                                          2,172,818                 27,380,370
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                  $3,931,632
Annuity contracts in accumulation                                            705,701                  4,761,677
----------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                        $26,548,788
Annuity contracts in accumulation                                         26,685,567                 61,127,055
----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        $6,301,239
Annuity contracts in accumulation                                            179,879                  7,182,178
----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                        $12,876,189
Annuity contracts in accumulation                                         11,876,490                 27,151,137
----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                     $4,073,916
Annuity contracts in accumulation                                          1,623,538                  5,935,590
----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                              $1,765,443
Annuity contracts in accumulation                                          5,774,492                  7,744,318
----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:               $2,942,870
Annuity contracts in accumulation                                          4,508,328                  7,656,209
----------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                  $6,514,735
Annuity contracts in accumulation                                          8,800,082                 16,774,494
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                     $19,085,222
Annuity contracts in accumulation                                         11,850,407                 31,542,060
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                              $10,311,561
Annuity contracts in accumulation                                            725,884                 11,774,244
----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                        $3,237,811
Annuity contracts in accumulation                                          1,568,242                  5,147,217
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                $16,916,813
Annuity contracts in accumulation                                          2,567,942                 20,884,154
----------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                        $1,106,654
Annuity contracts in accumulation                                            749,298                  1,920,611
----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                      $54,723,321
Annuity contracts in accumulation                                          5,594,913                 66,472,691
----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                   $2,232,953
Annuity contracts in accumulation                                            341,159                  2,515,960
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:            $2,162,813
Annuity contracts in accumulation                                          1,879,209                  4,751,784
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Valuation              Proceeds                 Cost of
                                                                       Period                  from                  Investments
                                               Dividends             Deductions                Sales                    Sold
----------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                           $73,635                ($33,243)              $190,630                $186,959
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                   94,710                 (22,219)               253,406                 258,774
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               87,973                 (13,218)               140,628                 132,113
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                       4,089                    (372)                   496                     486
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                                0                  (1,705)                19,663                  19,513
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                 770,877                 (98,063)             3,864,131               3,857,033
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                          276,128                (136,107)             4,557,311               4,016,790
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                     67,198                 (24,832)               247,893                 231,495
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                    6,228,055                (611,968)            19,145,021              17,607,144
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                                62,276                 (41,867)               397,143                 365,001
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $120,367,178            ($17,483,870)          $365,025,974            $347,598,566
==================================================================================================================================



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Net Unrealized
                                                                               Gain (Loss)                               Net
                                                   Net                         -----------                            Change in
                                                Realized          Beginning                      End                  Unrealized
                                               Gain (Loss)         of Year                     of Year                Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                           $3,671                 $0                      ($85,796)              ($85,796)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                  (5,368)                 0                       204,764                204,764
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               8,515                  0                        72,010                 72,010
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                         10                  0                           935                    935
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                             150                  0                         9,304                  9,304
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                  7,098             77,158                        (6,666)               (83,824)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                         540,521            652,411                     1,510,449                858,038
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                    16,398             16,540                       145,325                128,785
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                   1,537,877          8,206,103                    (1,588,390)            (9,794,493)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                               32,142             15,650                       375,835                360,185
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $17,427,408        $28,746,944                  $122,191,053            $93,444,109
==================================================================================================================================

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                             $9,039,741
Annuity contracts in accumulation                                                   $0                 $8,998,008
------------------------------------------------------------------------------------------------------------------
 Research Series:                                    $6,504,625
Annuity contracts in accumulation                                                    0                  6,776,512
------------------------------------------------------------------------------------------------------------------
 Total Return Series:                                $4,061,090
Annuity contracts in accumulation                                                    0                  4,216,370
------------------------------------------------------------------------------------------------------------------
 Value Series:                                         $204,179
Annuity contracts in accumulation                                                    0                    208,841
------------------------------------------------------------------------------------------------------------------
 World Government Series:                              $400,164
Annuity contracts in accumulation                                                    0                    407,913
------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                    ($710,088)
Annuity contracts in accumulation                                            8,356,574                  8,242,574
------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                              ($54,117)
Annuity contracts in accumulation                                           10,565,664                 12,050,127
------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                      $2,313,929
Annuity contracts in accumulation                                              489,878                  2,991,356
------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                       ($7,301,710)
Annuity contracts in accumulation                                           54,311,401                 44,369,162
------------------------------------------------------------------------------------------------------------------
 International Fund:                                 $3,691,239
Annuity contracts in accumulation                                              602,619                  4,706,594
------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B                   $504,121,195         $1,130,935,704             $1,848,811,724
==================================================================================================================


                                                  Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity  Company and Contract
    Owners of Variable Annuity Account B:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   Index to Consolidated Financial Statements


                                                                                             Page
Consolidated Statements of Income for the three and nine months ended September 30, 1997
   and 1996 (unaudited)  .................................................................    F-2
Consolidated Balance Sheets as of September 30, 1997 (unaudited) and December 31, 1996        F-3
Consolidated Statements of Changes in Shareholder's Equity for the nine months ended
   September 30, 1997 and 1996 (unaudited)   .............................................    F-4
Consolidated Statements of Cash Flows for the nine months ended September 30, 1997 and
   1996 (unaudited) ......................................................................    F-5
Condensed Notes to Consolidated Financial Statements as of September 30, 1997 (unaudited)     F-7
Independent Auditors' Report  ............................................................   F-10
Consolidated Statements of Income for the Years Ended December 31, 1996, 1995 and 1994       F-11
Consolidated Balance Sheets as of December 31, 1996 and 1995   ...........................   F-12
Consolidated Statements of Changes in Shareholder's Equity for the Years Ended December
   31, 1996, 1995 and 1994  ..............................................................   F-13
Consolidated Statements of Cash Flows for the Years Ended December 31, 1996, 1995 and        F-14
  1994
Notes to Consolidated Financial Statements   .............................................   F-16

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


                       Consolidated Statements of Income
                                  (millions)



                                                      3 Months Ended      9 Months Ended
                                                       September 30,      September 30,
                                                     ----------------- ------------------
                                                        (unaudited)        (unaudited)
                                                      1997     1996     1997       1996
                                                     -------- -------- ---------- ---------
Revenue:
 Premiums                                            $ 68.2   $ 35.5   $  200.1   $  99.9
 Charges assessed against policyholders               127.7     99.1      350.2     289.3
 Net investment income                                269.5    259.7      804.9     771.8
 Net realized capital gains                             8.8      0.1       17.9      17.2
 Other income                                           9.6      9.4       28.8      34.6
                                                     -------  -------  ---------  ---------
  Total revenue                                       483.8    403.8    1,401.9   1,212.8
Benefits and expenses:
 Current and future benefits                          286.5    245.6      853.4     719.1
 Operating expenses                                    84.5     84.6      247.3     261.3
 Amortization of deferred policy acquisition costs     40.1     17.9       92.4      46.6
 Severance and facilities charges                        --     47.3         --      61.3
                                                     -------  -------  ---------  ---------
  Total benefits and expenses                         411.1    395.4    1,193.1   1,088.3
Income before income taxes                             72.7      8.4      208.8     124.5
Income taxes                                           21.3      1.4       63.9      34.3
                                                     -------  -------  ---------  ---------
Net income                                           $ 51.4   $  7.0   $  144.9   $  90.2
                                                     =======  =======  =========  =========


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


                          Consolidated Balance Sheets
                         (millions, except share data)




                                                                    September 30,     December 31,
                                                                        1997              1996
                                                                    ---------------   -------------
Assets                                                               (unaudited)
-----------------------------------------------------------------   ---------------
Investments:
 Debt securities available for sale, at fair value
  (amortized cost:$12,736.4 and $12,539.1)                             $13,257.1        $12,905.5
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $143.4 and $107.6)                  166.5            119.0
  Investment in affiliated mutual funds (cost: $42.0 and $77.3)             55.1             81.1
  Common stock                                                                .8               .3
 Short-term investments                                                    111.8             34.8
 Mortgage loans                                                             12.9             13.0
 Policy loans                                                              453.7            399.3
                                                                       ----------       ----------
   Total investments                                                    14,057.9         13,553.0
 Cash and cash equivalents                                                 614.2            459.1
 Accrued investment income                                                 183.0            159.0
 Premiums due and other receivables                                         37.3             26.6
 Deferred policy acquisition costs                                       1,620.6          1,515.3
 Reinsurance loan to affiliate                                             474.4            628.3
 Other assets                                                               40.1             33.7
 Separate accounts assets                                               21,494.5         15,318.3
                                                                       ----------       ----------
   Total assets                                                        $38,522.0        $31,693.3
                                                                       ==========       ==========
Liabilities and Shareholder's Equity
----------------------------------------------------------------
Liabilities:
 Future policy benefits                                                $ 3,757.8        $ 3,617.0
 Unpaid claims and claim expenses                                           28.0             28.9
 Policyholders' funds left with the Company                             11,074.5         10,663.7
                                                                       ----------       ----------
  Total insurance reserve liabilities                                   14,860.3         14,309.6
 Other liabilities                                                         295.2            354.7
 Income taxes:
  Current                                                                   37.1             20.7
  Deferred                                                                  74.8             80.5
 Separate accounts liabilities                                          21,468.6         15,318.3
                                                                       ----------       ----------
   Total liabilities                                                    36,736.0         30,083.8
                                                                       ==========       ==========
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                             2.8              2.8
 Paid-in capital                                                           418.0            418.0
 Net unrealized capital gains                                               96.7             60.5
 Retained earnings                                                       1,268.5          1,128.2
                                                                       ----------       ----------
   Total shareholder's equity                                            1,786.0          1,609.5
                                                                       ----------       ----------
   Total liabilities and shareholder's equity                          $38,522.0        $31,693.3
                                                                       ==========       ==========


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)




                                                9 Months Ended September 30,
                                                ----------------------------
                                                (unuadited)   (unaudited)
                                                   1997         1996
                                                ----------   -------------
Shareholder's equity, beginning of year           $1,609.5     $  1,583.0
Net change in unrealized capital gains (losses)       36.2          (93.4)
Net income                                           144.9           90.2
Common stock dividends                                (8.3)          (1.5)
Other changes                                          3.7             --
                                                  --------     ----------
Shareholder's equity, end of period               $1,786.0     $  1,578.3
                                                  ========     ==========


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


                     Consolidated Statements of Cash Flows
                                   (millions)



                                                                   9 Months Ended September 30,
                                                                   ----------------------------
                                                                  (unaudited)     (unaudited)
                                                                     1997           1996
                                                                   ------------   -------------
Cash Flows from Operating Activities:
 Net income                                                        $   144.9       $     90.2
 Adjustments to reconcile net income to net cash provided by
   (used for) operating activities:
 Increase in accrued investment income                                 (24.0)           (13.0)
 Increase in premiums due and other receivables                         (8.8)            (2.3)
 Increase in policy loans                                              (54.4)           (29.5)
 Increase in deferred policy acquisition costs                        (105.3)          (127.2)
 Decrease in reinsurance loan to affiliate                             153.9             22.1
 Net increase in universal life account balances                       224.1            172.5
 Decrease in other insurance reserve liabilities                      (165.5)          (125.2)
 Net (decrease) increase in other liabilities and other assets        (122.4)           126.8
 Decrease in income taxes                                               (3.9)           (23.5)
 Net accretion of discount on investments                              (51.9)           (51.1)
 Net realized capital gains                                            (17.9)           (17.2)
                                                                   ----------      ----------
  Net cash (used for) provided by operating activities                 (31.2)            22.6
                                                                   ----------      ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                 3,828.5          3,830.6
  Equity securities                                                     61.3            114.5
  Mortgage loans                                                         0.1              8.6
 Investment maturities and collections of:
  Debt securities available for sale                                   966.8            681.8
  Short-term investments                                                43.2             21.5
 Cost of investment purchases in:
  Debt securities available for sale                                (4,811.0)        (4,996.5)
  Equity securities                                                    (53.6)           (63.7)
  Short-term investments                                              (120.1)           (35.5)
 Other, net                                                               --             (9.1)
                                                                   ----------      ----------
  Net cash used for investing activities                               (84.8)          (447.8)
                                                                   ----------      ----------


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)


               Consolidated Statements of Cash Flows (Continued)
                                   (millions)




                                                            9 Months Ended September 30,
                                                            ----------------------------
                                                           (unaudited)    (unaudited)
                                                               1997         1996
                                                            -----------   --------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts     $1,230.2      $  1,140.6
 Withdrawals of investment contracts                          (925.8)          (860.7)
 Dividends paid to shareholder                                  (8.3)            (1.5)
 Capital contribution to Separate Account                      (25.0)              --
                                                             --------      ----------
  Net cash provided by financing activities                    271.1            278.4
                                                             --------      ----------
Net increase (decrease) in cash and cash equivalents           155.1           (146.8)
Cash and cash equivalents, beginning of period                 459.1            568.8
                                                             --------      ----------
Cash and cash equivalents, end of period                     $ 614.2       $    422.0
                                                             --------      ----------
Supplemental cash flow information:
 Income taxes paid, net                                      $  68.7       $     61.4
                                                             ========      ==========


See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.) Condensed Notes to Unaudited Consolidated Financial Statements


1. Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

FAS No. 130, Reporting Comprehensive Income, was issued in June 1997 and establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with owners) and includes net income, net unrealized capital gains or losses on available for sale securities. As this new standard only requires additional information in a financial statement, it will not affect the Company's financial position or results of operations. FAS No. 130 is effective for fiscal years beginning after December 15, 1997, with earlier application permitted. The Company is currently evaluating the presentation alternatives permitted by the statement.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.) Condensed Notes to Unaudited Consolidated Financial Statements (Continued)


2. Future Application of Accounting Standards (Continued)

FAS No. 131, Disclosures about Segments of an Enterprise and Related Information, was issued in June 1997 and establishes standards for the reporting of information relating to operating segments in annual financial statements, as well as disclosure of selected information in interim financial reports. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). This statement is effective for year-end 1998 financial statements. Interim financial information will be required beginning in 1999 (with comparative 1998 information). The Company does not anticipate that this standard will significantly impact the composition of its current operating segments, which are consistent with the management approach.

3. Financial Instruments

The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using off-balance sheet instruments such as futures and forward contracts and interest rate swap agreements. There were no such contracts or agreements open as of September 30, 1997.

4. Severance and Facilities Charges

In the second quarter of 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

In the third quarter of 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

Activity for the nine months ended September 30, 1997 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:



                                         Reserve      Positions
                                         ----------   ----------
 Balance at December 31, 1996   ......   $  47.9          524
 Actions taken (1)  ..................     (19.5)        (129)
                                         --------       -----
 Balance at September 30, 1997  ......   $  28.4          395
                                         ========       =====



(1) Includes $9.9 million of severance-related actions and $7.0 million of corporate allocation-related actions.
The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and vacating of certain leased office space are expected to be substantially completed in 1997.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.) Condensed Notes to Unaudited Consolidated Financial Statements (Continued)


5. Related Party Transactions

Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced.

6. Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

7. Dividends

On June 27, 1997 and August 15, 1997, the Company paid a $5.3 million and $3.0 million, respectively, dividend to HOLDCO. The additional amount of dividends that may be paid by the Company to HOLDCO in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $62.8 million.

                         Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                      /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 4, 1997

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                  (millions)


                                                            Years Ended December 31,
                                                       -----------------------------------
                                                        1996         1995         1994
                                                       ----------   ----------   ---------
Revenue:
 Premiums                                              $  133.6     $  212.7    $  191.6
 Charges assessed against policyholders                   396.5        318.9       279.0
 Net investment income                                  1,045.6      1,004.3       917.2
 Net realized capital gains                                19.7         41.3         1.5
 Other income                                              45.4         42.0        10.3
                                                       ---------    ---------    ---------
  Total revenue                                         1,640.8      1,619.2     1,399.6

Benefits and expenses:
 Current and future benefits                              968.6        997.2       921.5
 Operating expenses                                       342.2        310.8       225.7
 Amortization of deferred policy acquisition costs         69.8         48.0        31.5
 Severance and facilities charges                          61.3           --          --
                                                       ---------    ---------    ---------
  Total benefits and expenses                           1,441.9      1,356.0     1,178.7
                                                       ---------    ---------    ---------
Income before income taxes                                198.9        263.2       220.9
Income taxes                                               57.8         87.3        75.6
                                                       ---------    ---------    ---------
Net income                                             $  141.1     $  175.9    $  145.3
                                                       =========    =========    =========




See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                        (millions, except share data)--


                                                                           December 31,
                                                                     -------------------------
Assets                                                                 1996          1995
------------------------------------------------------------------   -----------   -----------
Investments:
 Debt securities, available for sale:
  (amortized cost: $12,539.1 and $11,923.7)                          $12,905.5     $12,720.8
 Equity securities, available for sale:
  Non-redeemable preferred stock (cost: $107.6 and $51.3)                119.0          57.6
  Investment in affiliated mutual funds (cost: $77.3 and $173.4)          81.1         191.8
  Common stock (cost: $0.0 and $6.9)                                       0.3           8.2
  Short-term investments                                                  34.8          15.1
  Mortgage loans                                                          13.0          21.2
  Policy loans                                                           399.3         338.6
                                                                     ----------    -----------
   Total investments                                                  13,553.0      13,353.3
 Cash and cash equivalents                                               459.1         568.8
 Accrued investment income                                               159.0         175.5
 Premiums due and other receivables                                       26.6          37.3
 Deferred policy acquisition costs                                     1,515.3       1,341.3
 Reinsurance loan to affiliate                                           628.3         655.5
 Other assets                                                             33.7          26.2
 Separate Accounts assets                                             15,318.3      10,987.0
                                                                     ----------    -----------
   Total assets                                                      $31,693.3     $27,144.9
                                                                     ==========    ===========
Liabilities and Shareholder's Equity
-----------------------------------------------------------------
Liabilities:
 Future policy benefits                                              $ 3,617.0     $ 3,594.6
 Unpaid claims and claim expenses                                         28.9          27.2
 Policyholders' funds left with the Company                           10,663.7      10,500.1
                                                                     ----------    -----------
   Total insurance reserve liabilities                                14,309.6      14,121.9
 Other liabilities                                                       354.7         257.2
 Income taxes:
  Current                                                                 20.7          26.2
  Deferred                                                                80.5         169.6
 Separate Accounts liabilities                                        15,318.3      10,987.0
                                                                     ----------    -----------
   Total liabilities                                                  30,083.8      25,561.9
                                                                     ----------    -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                           2.8           2.8
 Paid-in capital                                                         418.0         407.6
 Net unrealized capital gains                                             60.5         132.5
 Retained earnings                                                     1,128.2       1,040.1
                                                                     ----------    -----------
   Total shareholder's equity                                          1,609.5       1,583.0
                                                                     ----------    -----------
   Total liabilities and shareholder's equity                        $31,693.3     $27,144.9
                                                                     ==========    ===========


See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)


                                                             Years Ended December 31,
                                                    ------------------------------------------
                                                      1996           1995            1994
                                                    ----------   -------------   -------------
Shareholder's equity, beginning of year              $1,583.0     $  1,088.5      $  1,246.7
Capital contributions                                    10.4             --              --
Net change in unrealized capital gains (losses)         (72.0)         321.5          (303.5)
Net income                                              141.1          175.9           145.3
Other changes                                           (49.5)            --              --
Common stock dividends declared                          (3.5)          (2.9)             --
                                                     --------     ----------      ----------
Shareholder's equity, end of year                    $1,609.5     $  1,583.0      $  1,088.5
                                                     ========     ==========      ==========




See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)


                                                                          Years Ended December 31,
                                                                ------------------------------------------
                                                                  1996           1995           1994
                                                                ------------   ------------   ------------
Cash Flows from Operating Activities:
 Net income                                                     $   141.1      $   175.9      $   145.3
 Adjustments to reconcile net income to net cash
  (used for) provided by operating activities:
 Decrease (increase) in accrued investment income                    16.5          (33.3)         (17.5)
 Decrease in premiums due and other receivables                       1.6           25.4            1.3
 Increase in policy loans                                           (60.7)         (89.9)         (46.0)
 Increase in deferred policy acquisition costs                     (174.0)        (177.0)        (105.9)
 Decrease in reinsurance loan to affiliate                           27.2           34.8           27.8
 Net increase in universal life account balances                    243.2          393.4          164.7
 (Decrease) increase in other insurance reserve liabilities        (211.5)          79.0           75.1
 Net increase in other liabilities and other assets                   3.1           13.0           52.5
 Decrease in income taxes                                           (26.7)          (4.5)         (10.3)
 Net accretion of discount on investments                           (68.0)         (66.4)         (77.9)
 Net realized capital gains                                         (19.7)         (41.3)          (1.5)
 Other, net                                                           1.1             --           (1.0)
                                                                ----------     ----------     ----------
  Net cash (used for) provided by operating activities             (126.8)         309.1          206.6
                                                                ----------     ----------     ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                              5,182.2        4,207.2        3,593.8
  Equity securities                                                 190.5          180.8           93.1
  Mortgage loans                                                      8.7           10.7             --
  Limited partnership                                                  --           26.6             --
 Investment maturities and collections of:
  Debt securities available for sale                                885.2          583.9        1,289.2
  Short-term investments                                             35.0          106.1           30.4
 Cost of investment purchases in:
  Debt securities available for sale                             (6,534.3)      (6,034.0)      (5,621.4)
  Equity securities                                                (118.1)        (170.9)        (162.5)
  Short-term investments                                            (54.7)         (24.7)        (106.1)
  Mortgage loans                                                       --          (21.3)            --
  Limited partnership                                                  --             --          (25.0)
 Other, net                                                         (17.6)            --             --
                                                                ----------     ----------     ----------
  Net cash used for investing activities                           (423.1)      (1,135.6)        (908.5)
                                                                ----------     ----------     ----------




See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

               Consolidated Statements of Cash Flows (Continued)
                                   (millions)

                                                                        Years Ended December 31,
                                                             --------------------------------------------
                                                               1996            1995            1994
                                                             -------------   -------------   ------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts         1,579.5         1,884.5        1,737.8
 Withdrawals of investment contracts                            (1,146.2)       (1,109.6)        (948.7)
 Additional capital contributions                                   10.4              --             --
 Dividends paid to shareholder                                      (3.5)           (2.9)            --
                                                              ----------      ----------      ---------
  Net cash provided by financing activities                        440.2           772.0          789.1
                                                              ----------      ----------      ---------
Net (decrease) increase in cash and cash equivalents              (109.7)          (54.5)          87.2
Cash and cash equivalents, beginning of year                       568.8           623.3          536.1
                                                              ----------      ----------      ---------
Cash and cash equivalents, end of year                        $    459.1      $    568.8      $   623.3
                                                              ==========      ==========      =========
Supplemental cash flow information:
 Income taxes paid, net                                       $     85.5      $     92.8      $    85.9
                                                              ==========      ==========      =========



See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                   Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services, financial planning and pension plan administrative services.

Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125 , Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company's debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

Purchases and sales of debt and equity securities are recorded on the trade date.

The investment in affiliated mutual funds primarily represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

Swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

Deferred Policy Acquisition Costs

Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years).

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Insurance Reserve Liabilities

Future Policy Benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00%. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Policyholders' Funds Left With the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.00% to 7.00%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments begin under contracts with life contingent payouts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity, reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, the Aetna Series Fund Inc., or the Aetna Generation Funds (collectively, "Funds"), which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $515.6 million for 1996 (fair value $523.0 million) and $322.2 million for 1995 (fair value $343.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in 1996 and 4.50% to 8.38% in 1995.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments

Debt securities available for sale as of December 31, 1996 were as follows:

                                                                      Gross          Gross
                                                      Amortized     Unrealized     Unrealized       Fair
                                                        Cost          Gains          Losses         Value
                                                      -----------   ------------   ------------   ----------
                                                                            (millions)
U.S. government and government agencies and
 authorities                                          $ 1,072.4        $ 20.5         $ 4.5       $ 1,088.4
States, municipalities and political subdivisions           6.0           1.2            --             7.2
U.S. corporate securities:
  Financial                                             2,143.4          43.1           9.7         2,176.8
  Food & fiber                                            198.2           4.6           1.3           201.5
  Healthcare & consumer products                          735.9          20.2           6.3           749.8
  Media & broadcast                                       274.9           7.0           2.8           279.1
  Natural resources                                       187.7           4.5           0.4           191.8
  Transportation & capital goods                          521.9          22.0           1.8           542.1
  Utilities                                               448.8          14.8           2.8           460.8
  Other                                                   141.5           3.0            --           144.5
                                                      ----------       -------        ------      ----------
 Total U.S. corporate securities                        4,652.3         119.2          25.1         4,746.4
Foreign Securities:
  Government                                              758.6          36.0           5.7           788.9
  Utilities                                               187.8          16.1            --           203.9
  Other                                                   945.5          30.9           6.3           970.1
                                                      ----------       -------        ------      ----------
 Total foreign securities                               1,891.9          83.0          12.0         1,962.9
Residential mortgage-backed securities:
  Pass-throughs                                           792.2          78.3           3.1           867.4
  Collateralized mortgage obligations                   2,227.8          94.9          13.7         2,309.0
                                                      ----------       -------        ------      ----------
Total residential mortgage-backed securities            3,020.0         173.2          16.8         3,176.4
Commercial/Multifamily mortgage-backed securities       1,008.7          24.8           5.6         1,027.9
Other asset-backed securities                             887.8          10.7           2.2           896.3
                                                      ----------       -------        ------      ----------
Total Debt Securities                                 $12,539.1        $432.6         $66.2       $12,905.5
                                                      ==========       =======        ======      ==========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

Debt securities available for sale as of December 31, 1995 were as follows:

                                                                      Gross          Gross
                                                      Amortized     Unrealized     Unrealized        Fair
                                                        Cost          Gains          Losses         Value
                                                      -----------   ------------   ------------   -----------
                                                                            (millions)
U.S. government and government agencies and
 authorities                                          $   539.5        $ 47.5         $  --       $    587.0
States, municipalities and political subdivisions          41.4          12.4            --             53.8
U.S. Corporate securities:
  Financial                                             2,764.4         110.3           2.1          2,872.6
  Food & fiber                                            310.8          20.8           0.6            331.0
  Healthcare & consumer products                          766.0          59.2           0.2            825.0
  Media & broadcast                                       191.7          10.0            --            201.7
  Natural resources                                       186.9          12.6           0.2            199.3
  Transportation & capital goods                          602.4          46.7           0.2            648.9
  Utilities                                               454.4          27.8           1.0            481.2
  Other                                                   119.9          10.2            --            130.1
                                                      ----------       -------        ------      -----------
 Total U.S. corporate securities                        5,396.5         297.6           4.3          5,689.8

Foreign securities:
  Government                                              316.4          26.1           2.0            340.5
  Utilities                                               236.3          32.9            --            269.2
  Other                                                   749.9          60.5           3.5            806.9
                                                      ----------       -------        ------      -----------
 Total foreign securities                               1,302.6         119.5           5.5          1,416.6

Residential mortgage-backed securities:
  Pass-throughs                                           556.7          99.2           1.8            654.1
  Collateralized mortgage obligations                   2,383.9         167.6           2.2          2,549.3
                                                      ----------       -------        ------      -----------
Total residential mortgage-backed securities            2,940.6         266.8           4.0          3,203.4
Commercial/multifamily mortgage-backed securities         741.9          32.3           0.2            774.0
Other asset-backed securities                             961.2          35.5           0.5            996.2
                                                      ----------       -------        ------      -----------
Total Debt Securities                                 $11,923.7        $811.6         $14.5       $ 12,720.8
                                                      ==========       =======        ======      ===========


At December 31, 1996 and 1995, net unrealized appreciation of $366.4 million and $797.1 million, respectively, on available for sale debt securities included $288.5 million and $619.1 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in Future Policy Benefits and Policyholders' Funds Left With the Company.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

The amortized cost and fair value of debt securities for the year ended December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                              Amortized       Fair
                                                Cost          Value
                                              -----------   ----------
                                                     (millions)
Due to mature:
 One year or less  ........................   $   424.4     $   425.7
 After one year through five years   ......     2,162.4       2,194.2
 After five years through ten years  ......     2,467.4       2,509.6
 After ten years   ........................     2,568.4       2,675.4
 Mortgage-backed securities ...............     4,028.7       4,204.3
 Other asset-backed securities ............       887.8         896.3
                                              ----------    ----------
   Total  .................................   $12,539.1     $12,905.5
                                              ==========    ==========

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had loaned securities (which are reflected as invested assets) with a market value of approximately $444.7 million and $264.5 million, respectively.

At December 31, 1996 and 1995, debt securities carried at $7.6 million and $7.4 million, respectively, were on deposit as required by regulatory authorities.

The carrying value of non-income producing investments was $0.9 million and $0.1 million at December 31, 1996 and 1995, respectively.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

                                                     1996                        1995
                                          --------------------------   ------------------------
                                            Fair         Amortized       Fair        Amortized
                                            Value          Cost          Value         Cost
                                          ------------   -----------   -----------   ----------
                                                               (millions)
Total residential CMOs (1)                $2,309.0       $2,227.8      $2,549.4      $2,383.9
                                          ===========    =========     ===========   =========
Percentage of total:
 Supporting experience rated products         84.2%                        85.3%
 Supporting remaining products                15.8%                        14.7%
                                          -----------                  -----------
                                             100.0%                       100.0%
                                          ===========                  ===========

(1) At December 31, 1996 and 1995, approximately 71% and 81%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated.

At December 31, 1996 and 1995, approximately 68% and 79%, respectively, of the Company's CMO holdings were in planned amortization class ("PAC") and sequential structure tranches, which are subject to less prepayment and extension risk than other types of CMO instruments. At December 31, 1996 and 1995, approximately 3% of the Company's CMO holdings were in the interest-only ("IOs") and principal-only ("POs") tranches, which are subject to more prepayment and extension risks than other types of CMO instruments. Remaining CMO holdings are in other tranches that have prepayment and extension risks which fall between the degree of risk associated with PACs and sequentials, and IOs and POs.

Investments in available for sale equity securities were as follows:

                                      Gross          Gross
                      Amortized     Unrealized     Unrealized      Fair
                        Cost          Gains          Losses        Value
                      -----------   ------------   ------------   --------
                                           (millions)
1996
-----------------
Equity Securities       $184.9         $16.3           $0.8        $ 200.4
                        -------        ------          -----       --------
1995
-----------------
Equity Securities       $231.6         $27.2           $1.2        $ 257.6
                        -------        ------          -----       --------

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

3. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1996 and 1995 were as follows:

                                               1996                       1995
                                     -------------------------   -----------------------
                                     Carrying        Fair        Carrying       Fair
                                      Value         Value         Value        Value
                                     -----------   -----------   ----------   ----------
                                                         (millions)
Assets:
 Mortgage loans                       $    13.0     $    13.2    $   21.2     $   21.9
Liabilities:
 Investment contract liabilities:
  With a fixed maturity               $ 1,014.1     $ 1,028.8    $  989.1     $1,001.2
  Without a fixed maturity              9,649.6       9,427.6     9,511.0      9,298.4

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.


The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in Policyholders' Funds Left With the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Off-Balance-Sheet and Other Financial Instruments (including Derivative Financial Instruments)

The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1996, Treasury

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

3. Financial Instruments (Continued)

futures contracts were used to manage interest rate risk in the Company's bond portfolio and stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

Futures Contracts:
Futures contracts represent commitments to either purchase or sell underlying assets at a specified future date. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1996 and 1995.

Interest Rate Swaps:
Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1996. At December 31, 1995, the Company had an open forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1996. As of December 31, 1996 and 1995, there were no option contracts outstanding.

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1996 was as follows:

                                                                           Amortized       Fair
                                                                             Cost         Value
                                                                           -----------   ----------
                                                                                  (millions)
 Residential collateralized mortgage obligations   .....................    $ 2,227.8    $2,309.0
  Principal-only strips (included above)  ..............................         44.5        53.3
  Interest-only strips (included above)   ..............................         10.3        22.8
 Other structured securities with derivative characteristics (1)  ......        126.3       129.2

(1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

4. Net Investment Income

Sources of net investment income were as follows:

                                            1996           1995          1994
                                          ------------   ------------   -----------
                                                         (millions)
Debt securities                            $   945.3      $   891.5      $  823.9
Preferred stock                                  5.9            4.2           3.9
Investment in affiliated mutual funds           14.3           14.9           5.2
Mortgage loans                                   2.2            1.4           1.4
Policy loans                                    18.4           13.7          11.5
Reinsurance loan to affiliate                   44.1           46.5          51.5
Cash equivalents                                29.4           38.9          29.5
Other                                            2.1            8.4           6.7
                                           ---------      ---------      --------
Gross investment income                      1,061.7        1,019.5         933.6
Less investment expenses                       (16.1)         (15.2)        (16.4)
                                           ---------      ---------      --------
Net investment income                      $ 1,045.6      $ 1,004.3      $  917.2
                                           =========      =========      ========

Net investment income includes amounts allocable to experience rated contractholders of $787.6 million, $744.2 million and $677.1 million for the years ended December 31, 1996, 1995 and 1994, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5. Dividend Restrictions and Shareholder's Equity

The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $71.1 million.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $57.8 million, $70.0 million and $64.9 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $713.6 million and $670.7 million as of December 31, 1996 and 1995, respectively.

As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

6. Capital Gains and Losses on Investment Operations (Continued)

Net realized capital gains on investments were as follows:

                                      1996       1995      1994
                                     --------   --------   ------
                                              (millions)
Debt securities                       $ 11.1     $ 32.8     $ 1.0
Equity securities                        8.6        8.3       0.2
Mortgage loans                            --        0.2       0.3
                                      -------    -------    ------
Pretax realized capital gains         $ 19.7     $ 41.3     $ 1.5
                                      -------    -------    ------
After tax realized capital gains      $ 13.0     $ 25.8     $ 1.0
                                      =======    =======    ======

Net realized capital gains of $53.1 million and $61.1 million for 1996 and 1995, respectively, and net realized capital losses of $29.1 million for 1994, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in policy-holder funds' left with the Company. Net unamortized gains were $53.3 million and $7.3 million at December 31, 1996 and 1995, respectively.

Changes to the mortgage loan valuation reserve and writedowns on debt securities for other than temporary declines in value are included in net realized capital gains (losses) and amounted to $(3.3) million, $3.1 million and $1.1 million, of which $(3.2) million, $2.2 million and $0.8 million were allocable to experience rated contractholders, for the years ended December 31, 1996, 1995 and 1994, respectively. There was no valuation reserve for mortgage loans at December 31, 1996 or at December 31, 1995.

Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:

                        1996          1995          1994
                      -----------   -----------   ----------
                                    (millions)
Proceeds on Sales      $ 5,182.2     $ 4,207.2    $3,593.8
Gross gains                 24.3          44.6        26.6
Gross losses                13.2          11.8        25.6

Changes in shareholder's equity related to changes in unrealized capital gains (losses), (excluding those related to experience rated contractholders), were as follows:

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

6. Capital Gains and Losses on Investment Operations (Continued)

                                                      1996               1995           1994
                                                    -----------------   -----------   ------------
                                                                      (millions)
Debt securities                                      $  (100.1)          $  255.9      $  (242.1)
Equity securities                                        (10.5)              27.3          (13.3)
Limited partnership                                         --                1.8           (1.8)
                                                     ----------          --------      ---------
                                                        (110.6)             285.0         (257.2)
Deferred income taxes (See Note 8)                       (38.6)             (36.5)          46.3
                                                     ----------          --------      ---------
Net change in unrealized capital gains (losses)      $   (72.0)          $  321.5      $  (303.5)
                                                     ==========          ========      =========

Net unrealized capital gains allocable to experience rated contracts of $245.2 million and $43.3 million at December 31, 1996 and $515.0 million and $104.1 million at December 31, 1995 are reflected on the Consolidated Balance Sheets in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience rated contractholders, at December 31:

                                           1996          1995           1994
                                          -----------   -----------   -----------
                                                        (millions)
Debt securities
 Gross unrealized capital gains            $  101.7      $  179.3     $   27.4
 Gross unrealized capital losses              (23.8)         (1.3)      (105.2)
                                           --------      --------     ---------
                                               77.9         178.0        (77.8)
Equity securities
 Gross unrealized capital gains                16.3          27.2          6.5
 Gross unrealized capital losses               (0.8)         (1.2)        (7.9)
                                           --------      --------     ---------
                                               15.5          26.0         (1.4)
Limited Partnership                              --            --           --
 Gross unrealized capital gains                  --            --           --
 Gross unrealized capital losses                 --            --         (1.8)
                                           --------      --------     ---------
                                                 --            --         (1.8)
Deferred income taxes (See Note 8)             32.9          71.5        108.0
                                           --------      --------     ---------
Net unrealized capital gains (losses)      $   60.5      $  132.5     $ (189.0)
                                           ========      ========     =========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

7. Severance and Facilities Charges

Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                           Vacated
                                              Asset        Leased                 Corporate
(Millions)                    Severance     Write-Off     Property     Other     Allocation     Total
---------------------------   -----------   -----------   ----------   -------   ------------   -------
Financial Services              $ 29.1         $ 1.0        $ 1.3       $ 1.7       $  --        $ 33.1
Individual Life Insurance         12.5           0.4          0.5         0.8          --          14.2
Corporate Allocation                --            --           --          --        14.0          14.0
                                -------        ------       ------      ------      ------       -------
 Total Company                  $ 41.6         $ 1.4        $ 1.8       $ 2.5       $14.0        $ 61.3
--------------------------      -------        ------       ------      ------      ------       -------

In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

The activity during 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                     Reserve     Positions
---------------------------------    ---------   ----------
Beginning of year                    $   --           --
Severance and facilities charges       47.3          702
Corporate Allocation                   14.0           --
Actions taken (1)                     (13.4)        (178)
                                     -------       -----
 End of year                         $ 47.9          524
---------------------------------    -------       -----

(1) Includes $8.0 million of severance-related actions and $4.1 million of corporate allocation-related actions.


The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and the vacating of the leased office space are expected to be substantially completed in 1997.


8. Income Taxes

The Company is included in the consolidated federal income tax return and combined Connecticut and New York state income tax returns of Aetna. Aetna allocates to each member an amount approximating the

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

8. Income Taxes (Continued)

tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

Income taxes for the years ended December 31, consist of:

                                          1996         1995        1994
                                         -------      -------     ------
                                                   (millions)
Current taxes (benefits):
Income Taxes:
 Federal                                  $ 50.9      $ 82.9      $ 78.7
 State                                       3.7         3.2         4.4
 Net realized capital gains (losses)        25.3        28.5       (33.2)
                                          ------      ------      ------
                                            79.9       114.6        49.9
                                          ------      ------      ------
Deferred taxes (benefits):
Income Taxes:
 Federal                                   ( 3.5)      (14.4)      ( 8.0)
 Net realized capital gains (losses)       (18.6)      (12.9)       33.7
                                          ------      ------      ------
                                           (22.1)      (27.3)       25.7
                                          ------      ------      ------
  Total                                   $ 57.8      $ 87.3      $ 75.6
                                          ======      ======      ======

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                               1996        1995         1994
                                              -------     -------      -------
                                                        (millions)
Income before income taxes                     $198.9      $263.2      $220.9
Tax rate                                           35%         35%         35%
                                               ------      ------      ------
Application of the tax rate                      69.6        92.1        77.3
                                               ------      ------      ------
Tax effect of:
 State income tax, net of federal benefit         2.4         2.1         2.9
 Excludable dividends                            (8.7)       (9.3)       (8.6)
 Other, net                                      (5.5)        2.4         4.0
                                               ------      ------      ------
  Income taxes                                 $ 57.8      $ 87.3      $ 75.6
                                               ======      ======      ======

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

8. Income Taxes (Continued)

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                                1996        1995
                                                               -------      -----
                                                                    (millions)
Deferred tax assets:
  Insurance reserves                                            $344.6      $290.4
  Unrealized gains allocable to experience rated contracts       100.8       216.7
  Investment losses                                                7.5         7.3
  Postretirement benefits other than pensions                     27.0         7.7
  Deferred compensation                                           25.0        18.9
  Pension                                                          7.6         5.7
  Other                                                           29.3         9.2
                                                                ------      ------
Total gross assets                                               541.8       555.9
Deferred tax liabilities:
  Deferred policy acquisition costs                              482.1       433.0
  Market discount                                                  6.8         4.4
  Net unrealized capital gains                                   133.7       288.2
  Other                                                           (0.3)       (0.1)
                                                                ------      ------
Total gross liabilities                                          622.3       725.5
                                                                ------      ------
Net deferred tax liability                                      $ 80.5      $169.6
                                                                ======      ======

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1996. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

9. Benefit Plans

Employee Pension Plans--The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are tax-deductible. As of December 31, 1996, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $4.3 million, $6.1 million and $5.5 million for the years ended December 31, 1996, 1995 and 1994, respectively.

Employee Postretirement Benefits--In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits, subject to certain caps, for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1996, 1995 and 1994 were $1.8 million, $1.4 million and $1.0 million, respectively.

As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.

Agent Pension Plans--The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

Agent Postretirement Benefits--The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1996, 1995 and 1994 were $0.7 million, $0.8 million and $0.7 million, respectively.

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $5.4 million, $4.9 million and $3.3 million in 1996, 1995 and 1994, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

9. Benefit Plans (Continued)

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1996, 1995 and 1994, were $8.1 million, $6.3 million and $1.7 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings.

10. Related Party Transactions

The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .10% to 1.90% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to .85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from the variable life and annuity mutual funds and The Aetna Series Fund for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $185.4 million, $128.1 million and $104.6 million in 1996, 1995 and 1994, respectively. The Company may waive advisory fees at its discretion.

The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets. Fees paid by the Company to Aeltus, included in both Charges Assessed Against Policyholders and Net Investment Income, on an annual basis, range from
 .06% to .55% of the average daily net assets under management. For the year ended December 31, 1996, the Company paid $16.0 million in such fees.

The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

10. Related Party Transactions (Continued)

Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. An additional $6.1 million commission, paid by the Company to Aetna Life in 1996, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $628.3 million and $655.5 million as of December 31, 1996 and 1995, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $625.3 million and $663.5 million as of December 31, 1996 and 1995, respectively, and is based upon the fair value of the underlying assets. Premiums of $25.3 million, $28.0 million and $32.8 million and current and future benefits of $39.5 million, $43.0 million and $43.8 million were assumed in 1996, 1995 and 1994, respectively.

Investment income of $44.1 million, $46.5 million and $51.5 million was generated from the reinsurance loan to affiliate in 1996, 1995 and 1994, respectively. Net income of approximately $8.1 million, $18.4 million and $25.1 million resulted from this agreement in 1996, 1995 and 1994, respectively.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.9 million and $28.0 million were maintained for this contract as of December 31, 1996 and 1995, respectively.

Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.2 million, $3.2 million and $1.3 million for 1996, 1995 and 1994, respectively.

The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1995 or 1994.

The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

Premiums due and other receivables include $2.8 million and $5.7 million due from affiliates in 1996 and 1995, respectively. Other liabilities include $10.7 million and $12.4 million due to affiliates for 1996 and 1995, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

10. Related Party Transactions (Continued)

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11. Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                Ceded to      Assumed
                                   Direct        Other       from Other      Net
                                   Amount      Companies      Companies     Amount
                                   ---------   -----------   ------------   --------
                                                      (millions)
1996
----
Premiums:
 Life Insurance                     $  34.6      $ 11.2         $ 25.3       $  48.7
 Accident and Health Insurance          6.3         6.3             --            --
 Annuities                             84.3          --            0.6          84.9
                                    --------     -------        -------      --------
  Total earned premiums             $ 125.2      $ 17.5         $ 25.9       $ 133.6
                                    ========     =======        =======      ========
1995
----
Premiums:
 Life Insurance                     $  28.8      $  8.6         $ 28.0       $  48.2
 Accident and Health Insurance          7.5         7.5             --            --
 Annuities                            164.0          --            0.5         164.5
                                    --------     -------        -------      --------
  Total earned premiums             $ 200.3      $ 16.1         $ 28.5       $ 212.7
                                    ========     =======        =======      ========
1994
----
Premiums:
 Life Insurance                     $  27.3      $  6.0         $ 32.8       $  54.1
 Accident and Health Insurance          9.3         9.3             --            --
 Annuities                            137.3          --            0.2         137.5
                                    --------     -------        -------      --------
Total earned premiums               $ 173.9      $ 15.3         $ 33.0       $ 191.6
                                    ========     =======        =======      ========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

12. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1996, the Company had commitments to purchase investments of $17.9 million. The fair value of the investments at December 31, 1996 approximated $18.3 million.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

13. Segment Information (1)

The Company's operations are reported through two major business segments:
Financial Services and Individual Life Insurance.

Summarized financial information for the Company's principal operations was as follows:

(Millions)                               1996          1995          1994
------------------------------------   -----------   -----------   ----------
Revenue:
 Financial Services                     $ 1,195.1     $ 1,211.3    $1,013.5
 Individual Life Insurance                  445.7         407.9       386.1
                                        ----------    ----------   ----------
  Total revenue                         $ 1,640.8     $ 1,619.2    $1,399.6
-----------------------------------     ----------    ----------   ----------
Income before income taxes: (2)
 Financial Services                     $   129.9     $   160.1    $  122.5
 Individual Life Insurance                   83.0         103.1        98.4
                                        ----------    ----------   ----------
  Total income before income taxes      $   212.9     $   263.2    $  220.9
-----------------------------------     ----------    ----------   ----------
Net income: (2)
 Financial Services                     $    94.3     $   113.8    $   85.5
 Individual Life Insurance                   55.9          62.1        59.8
                                        ----------    ----------   ----------
Net income                              $   150.2     $   175.9    $  145.3
-----------------------------------     ----------    ----------   ----------

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

13. Segment Information (1) (Continued)

Assets under management: (3)
 Financial Services                  $ 27,268.1     $ 22,534.4    $18,122.9
 Individual Life Insurance              2,830.5        2,590.9      2,220.5
--------------------------------     -----------    -----------   -----------
  Total assets under management      $ 30,098.6     $ 25,125.3    $20,343.4
--------------------------------     -----------    -----------   -----------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

(3) Excludes net unrealized capital gains (losses) of $366.4 million, $797.1 million and $(386.4) million at December 31, 1996, 1995 and 1994, respectively.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of December 31,
                      1996
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  - Unaudited Statement of Assets and Liabilities as of September 30, 1997
                  - Unaudited Statements of Operations for the nine-month periods ended September 30, 1997 and 1996
                  - Unaudited Statement of Changes in Net Assets for the nine-month period ended September 30, 1997
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
                  -   Consolidated Balance Sheets as of December 31, 1996 and
                      1995
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1996, 1995 and 1994
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1996, 1995 and 1994
                  -   Notes to Consolidated Financial Statements
                  -   Unaudited Consolidated Balance Sheets as of September 30,
                      1997
                  - Unaudited Consolidated Statements of Income for the three- and nine-month periods ended September 30, 1997 and 1996
                  - Unaudited Consolidated Statements of Changes in Shareholder's Equity for the nine-month periods ended September 30, 1997 and 1996
                  - Unaudited Consolidated Statements of Cash Flows for the nine-month periods ended September 30, 1997 and 1996
                  -   Condensed Notes to Consolidated Financial Statements

(b)  Exhibits
       (1)        Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
       (2)        Not applicable
       (3.1)      Selling Agreement(2)

       (3.2)      Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
       (3.3)      Federated Broker Dealer Agreement (9/2/94)(4)
       (4.1)      Variable Annuity Contract G-CDA-97(NY)(5)
       (4.2)      Variable Annuity Contract Certificate GMCC-97(NY) to
                  Contract G-CDA-97(NY)(5)
       (4.3)      Variable Annuity Contract G-MP1(5/97)(6)
       (4.4)      Variable Annuity Contract Certificate MP1CERT(5/97)(6)
       (4.5)      Variable Annuity Contract I-MP1(5/97)(6)
       (4.6)      Variable Annuity Contract G-MP1(5/96)(7)
       (4.7)      Variable Annuity Contract Certificate MP1CERT(5/96)(7)
       (4.8)      Variable Annuity Contract I-MP1(5/96)(7)
       (4.9)      Variable Annuity Contract G-CDA-96(NY)(7)
       (4.10)     Variable Annuity Contract Certificate GMCC-96(NY)(7)
       (4.11)     Variable Annuity Contracts and Certificates G-CDA-IC(NQ),
                  G-CDA-IC(IR), I-CDA-IC(NQ/MP), I-CDA-IC(IR/MP), GMCC-IC(NQ)(8)
       (4.12)     Variable Annuity Contracts and Certificates G-CDA-IC(IR/NY),
                  GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)(9)
       (4.13)     Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.14)     Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.15)     Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.16)     Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.17)     Endorsement G-MP1IRA(11/96) to Contract G-CDA-96(NY) and
                  Certificate GMCC-96(NY)(7)
       (4.18)     Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)(6)
       (4.19)     Endorsement E1-MPROTH-97 to Contract G-MP1(5/97)(5)
       (4.20)     Endorsement EI1MPROTH-97 to Contract I-MP1(5/97)(5)
       (4.21)     Endorsement MP1IRA(11/97) to Contract G-MP1(5/97)(5)
       (4.22)     Endorsement I-MP1IRA(11/97) to Contract I-MP1(5/97)(5)
       (4.23)     Endorsement MP1END(9/97) to Contract G-MP1(5/97) and
                  Certificate MP1CERT(5/97)
       (4.24)     Endorsement I-MP1END(9/97) to Contract I-MP1(5/97)
       (4.25)     Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to
                  Group Contract (G-MP1(5/97))(5)
       (4.26)     Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to
                  Individual Contract (I-MP1(5/97))(5)
       (4.27)     Variable Annuity Contract Application MPAPPNY(1/96)(5)

       (5.1)      Variable Annuity Contract Application (300-MAR-IB)(10)
       (5.2)      Variable Annuity Contract Application (710.6.13)(10)
       (6.1)      Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(11)
       (6.2)      Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(12)
       (6.3)      By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(13)
       (7)        Not applicable
       (8.1)      Fund Participation Agreement (Amended and Restated) between
                  Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)
       (8.2)      Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Calvert Asset Management Company (Calvert
                  Responsibly Invested Balanced Portfolio, formerly Calvert
                  Socially Responsible Series) dated March 13, 1989 and amended
                  December 27, 1993(3)
       (8.3)      Second Amendment dated January 1, 1996 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Calvert Asset Management Company (Calvert Responsibly Invested
                  Balanced Portfolio, formerly Calvert Socially Responsible
                  Series) dated March 13, 1989 and amended December 27, 1993(14)
       (8.4)      Third Amendment dated February 11, 1997 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Calvert Asset Management Company (Calvert Responsibly Invested
                  Balanced Portfolio, formerly Calvert Socially Responsible
                  Series) dated March 13, 1989 and amended December 27, 1993 and
                  January 1, 1996(15)
       (8.5)      Fourth Amendment dated February 28, 1997 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Calvert Asset Management Company (Calvert Responsibly Invested
                  Balanced Portfolio, formerly Calvert Socially Responsible
                  Series) dated March 13, 1989 and amended December 27, 1993,
                  January 1, 1996, and February 11, 1997(16)
       (8.6)      Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated
                  Advisors dated July 1, 1994(17)
       (8.7)      Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(12)
       (8.8)      Fifth Amendment, dated as of May 1, 1997, to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(6)
       (8.9)      Sixth Amendment dated November 6, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996 and May 1, 1997(18)
       (8.10)     Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(12)
       (8.11)     Fifth Amendment, dated as of May 1, 1997, to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(6)
       (8.12)     Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(14)
       (8.13)     Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(6)
       (8.14)     Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(19)
       (8.15)     Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(19)
       (8.16)     Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(3)
       (8.17)     Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Lexington Emerging Markets Fund, Inc. and
                  Lexington Management Corporation (its investment advisor) dated April 28, 1994(2)
       (8.18)     Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(17)
       (8.19)     Service Agreement between Oppenheimer Funds, Inc. and Aetna
                  Life Insurance and Annuity Company dated March 11, 1997(17)
       (8.20)     Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(3)

       (8.21)     Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc.(2)
       (9)        Opinion and Consent of Counsel
       (10)       Consent of Independent Auditors
       (11)       Not applicable
       (12)       Not applicable
       (13)       Schedule for Computation of Performance Data(20)
       (14)       Not applicable
       (15.1)     Powers of Attorney(21)
       (15.2)     Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006805).
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed electronically on August 16, 1995 (Accession No. 0000950109-95-003265).
5. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on December 16, 1997 (Accession No. 0000950146-97-001918).
6. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
7. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 21, 1997 (Accession No. 0000950146-97-000226).
8. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 19, 1994.
9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed electronically on September 19, 1995 (Accession No. 0000950109-95-003821).
10. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on August 18, 1997 (Accession No. 0000950146-97-001290).

11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
14. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
15. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).
16. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).
17. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).
18. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).
19. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
20. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 16, 1996 (Accession No. 0000912057-96-020393).
21. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on December 9, 1996 (Accession No. 0000950146-97-001872).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*       Positions and Offices with Depositor
-----------------       ------------------------------------
Thomas J. McInerney     Director and President

Timothy A. Holt         Director, Senior Vice President and Chief Financial
                        Officer

J. Scott Fox            Director and Senior Vice President

John Y. Kim             Director and Senior Vice President

Shaun P. Mathews        Director and Senior Vice President

Thomas P. Waldron       Director

Deborah Koltenuk        Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven    Vice President and Chief Compliance Officer

Kirk P. Wickman         Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-179).

Item 27. Number of Contract Owners

     As of December 31, 1997, there were 61,284 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless (1) the individual has met the standard of conduct set forth in
Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc., and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

         (1)                   (2)                      (3)                  (4)                (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------
Aetna Life Insurance                                $288,029                                 $17,661,810
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) [PARAGRAPH]. 78,904 at 78,523 (November 22,
         1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 12th day of February, 1998.

                  VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE INSURANCE AND ANNUITY COMPANY
                      (Registrant)

           By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                      (Depositor)

            By:   Thomas J. McInerney*
                  -------------------------------------------------------------
                  Thomas J. McInerney
                  President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                                Date
---------                             -----                                                                ----
Thomas J. McInerney*                  Director and President                                         )
------------------------------------  (principal executive officer)                                  )
Thomas J. McInerney                                                                                  )
                                                                                                     )
Timothy A. Holt*                      Director, Senior Vice President and Chief                      )
------------------------------------  Financial Officer                                              )
Timothy A. Holt                                                                                      )
                                                                                                     )   February
J. Scott Fox*                         Director                                                       )   12, 1998
------------------------------------                                                                 )
J. Scott Fox                                                                                         )
                                                                                                     )
John Y. Kim*                          Director                                                       )
------------------------------------                                                                 )
John Y. Kim                                                                                          )






Shaun P. Mathews*                     Director                                                       )
------------------------------------                                                                 )
Shaun P. Mathews                                                                                     )
                                                                                                     )
Thomas P. Waldron*                    Director                                                       )
------------------------------------                                                                 )
Thomas P. Waldron                                                                                    )
                                                                                                     )
Deborah Koltenuk*                     Vice President and Treasurer, Corporate Controller             )
------------------------------------                                                                 )
Deborah Koltenuk                                                                                     )

By: /s/ Julie E. Rockmore
    -----------------------------------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity              *
                       Company establishing Variable Annuity Account B

99-B.3.1               Selling Agreement                                                                     *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.3.3               Federated Broker Dealer Agreement (9/2/94)                                            *

99-B.4.1               Variable Annuity Contract G-CDA-97(NY)                                                *

99-B.4.2               Variable Annuity Contract Certificate GMCC-97(NY) to Contract G-CDA-97(NY)            *

99-B.4.3               Variable Annuity Contract G-MP1(5/97)                                                 *

99-B.4.4               Variable Annuity Contract Certificate MP1CERT(5/97)                                   *

99-B.4.5               Variable Annuity Contract I-MP1(5/97)                                                 *

99-B.4.6               Variable Annuity Contract G-MP1(5/96)                                                 *

99-B.4.7               Variable Annuity Contract Certificate MP1CERT(5/96)                                   *

99-B.4.8               Variable Annuity Contract I-MP1(5/96)                                                 *

99-B.4.9               Variable Annuity Contract G-CDA-96(NY)                                                *

99-B.4.10              Variable Annuity Contract Certificate GMCC-96(NY)                                     *

99-B.4.11              Variable Annuity Contracts and Certificates                                           *
                       G-CDA-IC(NQ), G-CDA-IC(IR), I-CDA-IC(NQ/MP),
                       I-CDA-IC(IR/MP), GMCC-IC(NQ)


*Incorporated by reference

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.4.12              Variable Annuity Contracts and Certificates                                           *
                       G-CDA-IC(IR/NY), GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)

99-B.4.13              Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract G-MP1(5/96) and              *
                       Certificate MP1CERT(5/96)

99-B.4.14              Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract                                *
                       G-MP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.15              Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract G-MP1(5/96) and              *
                       Certificate MP1CERT(5/96)

99-B.4.16              Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract G-MP1(5/96) and                *
                       Certificate MP1CERT(5/96)

99-B.4.17              Endorsement G-MP1IRA(11/96)) to Contract                                              *
                       G-CDA-96(NY) and Certificate GMCC-96(NY)

99-B.4.18              Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)                                    *

99-B.4.19              Endorsement E1-MPROTH-97 to Contract G-MP1(5/97)                                      *

99-B.4.20              Endorsement EI1MPROTH-97 to Contract I-MP1(5/97)                                      *

99-B.4.21              Endorsement MP1IRA(11/97) to Contract G-MP1(5/97)                                     *

99-B.4.22              Endorsement I-MP1IRA(11/97) to Contract I-MP1(5/97)                                   *

99-B.4.23              Endorsement MP1END(9/97) to Contract G-MP1(5/97) and Certificate
                       MP1CERT(5/97)
                                                                                                      -----------------

99-B.4.24              Endorsement I-MP1END(9/97) to Contract I-MP1(5/97)
                                                                                                      -----------------

99-B.4.25              Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract            *
                       (G-MP1(5/97))

*Incorporated by reference

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.4.26              Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual                *
                       Contract (I-MP1(5/97))

99-B.4.27              Variable Annuity Contract Application MPAPPNY(1/96)                                   *

99-B.5.1               Variable Annuity Contract Application (300-MAR-IB)                                    *

99-B.5.2               Variable Annuity Contract Application (710.6.13)                                      *

99-B.6.1               Certificate of Incorporation of Aetna Life Insurance and Annuity Company              *

99-B.6.2               Amendment of Certificate of Incorporation of Aetna Life Insurance and                 *
                       Annuity Company

9-B.6.3                By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity             *
                       Company

99-B.8.1               Fund Participation Agreement (Amended and Restated) between Aetna Life                *
                       Insurance and Annuity Company, Alger American Fund and Fred Alger
                       Management, Inc. dated as of March 31, 1995

99-B.8.2               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company and Calvert Asset Management Company (Calvert
                       Responsibly Invested Balanced Portfolio, formerly Calvert Socially
                       Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3               Second Amendment dated January 1, 1996 to Fund Participation Agreement                *
                       between Aetna Life Insurance and Annuity Company and Calvert Asset
                       Management Company (Calvert Responsibly Invested Balanced Portfolio,
                       formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993

*Incorporated by reference

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.8.4               Third Amendment dated February 11, 1997 to Fund Participation Agreement               *
                       between Aetna Life Insurance and Annuity Company and Calvert Asset
                       Management Company (Calvert Responsibly Invested Balanced Portfolio,
                       formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996

99-B.8.5               Fourth Amendment dated February 28, 1997 to Fund Participation Agreement              *
                       between Aetna Life Insurance and Annuity Company and Calvert Asset
                       Management Company (Calvert Responsibly Invested Balanced Portfolio,
                       formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996, and February 11, 1997

99-B.8.6               Fund Participation Agreement by and among Aetna Life Insurance and Annuity            *
                       Company, Insurance Management Series and Federated Advisors dated
                       July 1, 1994

99-B.8.7               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Variable Insurance Products Fund and Fidelity Distributors
                       Corporation dated February 1, 1994 and amended on December 15, 1994,
                       February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.8               Fifth Amendment, dated as of May 1, 1997, to the Fund Participation                   *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable
                       Insurance Products Fund and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                       January 1, 1996, and March 1, 1996


*Incorporated by reference

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.8.9               Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement            *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance
                       Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                       1996, March 1, 1996 and May 1, 1997

99-B.8.10              Fund Participation Agreement between Aetna Life Insurance and Annuity Company,        *
                       Variable Insurance Products Fund II and Fidelity Distributors Corporation
                       dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                       May 1, 1995, January 1, 1996, and March 1, 1996

99-B.8.11              Fifth Amendment, dated as of May 1, 1997, to the Fund Participation                   *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable
                       Insurance Products Fund II and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                       1995, January 1, 1996, and March 1, 1996

99.B-8.12              Service Agreement between Aetna Life Insurance and Annuity Company and                *
                       Fidelity Investments Institutional Operations Company dated as of
                       November 1, 1995

99-B.8.13              Amendment dated January 1, 1997 to Service Agreement between Aetna Life               *
                       Insurance and Annuity Company and Fidelity Investments Institutional
                       Operations Company dated as of November 1, 1995

99-B.8.14              Fund Participation Agreement among Janus Aspen Series and Aetna Life                  *
                       Insurance and Annuity Company and Janus Capital Corporation dated December
                       8, 1997

99-B.8.15              Service Agreement between Janus Capital Corporation and Aetna Life Insurance          *
                       and Annuity Company dated December 8, 1997

*Incorporated by reference

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.8.16              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Lexington Management Corporation regarding Natural Resources
                       Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.17              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Lexington Emerging Markets Fund, Inc. and Lexington Management
                       Corporation (its investment advisor) dated April 28, 1994

99-B.8.18              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer
                       Funds, Inc. dated March 11, 1997

99-B.8.19              Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance            *
                       and Annuity Company dated March 11, 1997

99-B.8.20              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                       29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.8.21              Administrative Service Agreement between Aetna Life Insurance and Annuity             *
                       Company and Agency, Inc.

99-B.9                 Opinion and Consent of Counsel
                                                                                                      -----------------

99-B.10                Consent of Independent Auditors
                                                                                                      -----------------

99-B.13                Schedule for Computation of Performance Data                                          *

99-B.15.1              Powers of Attorney                                                                    *

99-B.15.2              Authorization for Signatures                                                          *

*Incorporated by reference